SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D. C. 20549


                                  FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.......

                       Post-Effective Amendment No. 13

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 13

                                  ICON Funds
              (Exact Name of Registrant as Specified in Charter)

                        5299 DTC Boulevard, Suite 1200
                      Greenwood Village, Colorado 80111
                   (Address of Principal Executive Office)

      Registrant's Telephone Number, including Area Code: (303) 790-1600

                             Andra C. Ozols, Esq.
                        5299 DTC Boulevard, Suite 1200
                      Greenwood Village, Colorado 80111
                   (Name and Address of Agent for Service)


With copies to:                             Clifford J. Alexander, Esq.
                                            Kirkpatrick & Lockhart LLP
Charles W. Lutter, Jr., Esq.                1800 Massachusetts Avenue, N.W.
103 Canyon Oaks                             2nd Floor
San Antonio, Texas 78232-1305               Washington, DC 20038-1800


It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on ____________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _____________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] on October 1, 2002 pursuant to paragraph (a)(2) of rule 485.



                                 Page 1 of 104
                      Exhibit index is located at page 102

                  Subject to Completion, October 1, 2002


                                   ICON FUNDS
                                   PROSPECTUS


                                 ICON Bond Fund







                                 OCTOBER 1, 2002








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ICON Funds (R) logo

                                TABLE OF CONTENTS

OUR INVESTMENT APPROACH......................................................4

FUND SUMMARY.................................................................4

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS......................7

THE FUND'S INVESTMENT MANAGER................................................8

ABOUT YOUR INVESTMENT........................................................9

      YOUR SHARE PRICE.......................................................9
      INVESTING IN THE FUND.................................................10
      DOING BUSINESS WITH THE ICON FUNDS....................................12
      REDEEMING SHARES......................................................13
      TRANSACTION POLICIES..................................................15
      FOR MORE INFORMATION ABOUT YOUR ACCOUNT...............................18

ESTABLISHING ADDITIONAL SERVICES............................................19

DIVIDENDS AND DISTRIBUTIONS.................................................19

TAXES.......................................................................19

RULE 12B-1 FEES.............................................................20

SHAREHOLDER AND TRANSFER AGENCY SERVICES....................................20

BROKERAGE ALLOCATION........................................................20

FINANCIAL HIGHLIGHTS........................................................20

OUR INVESTMENT APPROACH

Meridian Investment Management Corporation (Meridian), the Fund's adviser, uses its disciplined, objective, non-emotional methodology to identify industries that are underpriced. Our unique combination of sector rotation and bottom up valuation of investments distinguishes us from other investment managers.

We view the bond market as one asset class with different sectors defined by duration and quality. We believe that certain sectors lead the market during market themes, which typically last one to two years. Bonds in sectors that were leaders become over-priced relative to intrinisic value and bonds in sectors that were not in favor drop below intrinsic value. We sell over-priced sectors and buy under-priced sectors to capture themes.

Sector concentrations are based on valuation and not on economic or interest rate forecasts. We determine valuation using interest payments and principal which are discounted to present value. We compare this valuation to the current market price to determine which bonds are underpriced or overpriced. We then use our valuation model to analyze our database of sectors which are based on quality and duration.

[On side panel:  Key Concepts.  What this Fund Is - And Isn't.

This Fund is a mutual fund: pooled investments that are professionally managed and give you the opportunity to participate in financial markets. It strives to meet its stated goals, although as with all mutual funds, it cannot offer guaranteed results.]

FUND SUMMARY

The Fund Summary on pages 5 and 6 provides an overview of the Fund's investment objective and principal investment strategies, describe the main risks of investing, and list the fees and expenses of investing in the Fund. More detailed information about the Fund's investment strategies begins on page 7.

ICON BOND FUND

INVESTMENT APPROACH

The ICON Bond Fund seeks maximum total return. To pursue this goal, the Fund normally invests at least 80% of its net assets in a broad range of U.S. dollar-denominated bonds and other debt securities. These include corporate bonds, notes, debentures, asset-backed securities, and mortgage-related securities as well as U.S. government and agency securities. The Fund generally invests in investment grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund's average maturity or on the maturity of any individual issues in the Fund.

[On side panel: Credit Ratings. Many debt securities are assigned credit ratings by agencies such as S&P or Moody's that evaluate the quality of publicly offered debt. Securities with a credit rating of BBB, Baa or higher are generally considered investment grade. Lower rated securities, often called "high yield" or "junk bonds," are rated BB or Ba or lower at the time of purchase or the unrated equivalent as determined by Meridian. Because their issuers may be at an early stage of development or have been unable to repay past debts, these lower rated bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.]

MAIN RISKS OF INVESTING

The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. When interest rates rise, bond prices generally fall; when interest rates fall, bond prices generally rise. Securities with longer durations tend to be more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, heightening interest rate risk.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond's price to fall, potentially lowering the Fund's share price.

Changes in Debt Ratings. If a rating agency gives a debt security a low rating, the value of the security will decline because investors will demand a higher rate of return.

Sector Risk. The Fund overweights specific sectors as defined by duration and quality, which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those sectors.

PERFORMANCE HISTORY
As a new fund, past performance information is not available as of the date of this prospectus.

FEES AND EXPENSES

As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. You are not charged any fees to buy, sell or exchange Fund shares (although a $15 fee is assessed for wire redemptions). The tables do not reflect any additional fees that may be imposed by your adviser or broker.

Fee Table
                                      Class C        Class I
Shareholder Fees (expenses paid
directly from your investment)        None           None

Annual Fund Operating Expenses
(expenses paid from Fund assets)

      Management Fee                  0.60%          0.60%
      Distribution and Service Fee    0.85%          0.25%
      (Rule 12b-1 Fee)
      Other Expenses1                 0.45%          0.45%
Total Annual Fund Operating           1.90%          1.30%
Expenses2

1 These expenses include custodian, transfer agency and accounting agent fees and other customary fund expenses. The expenses listed in the table are based on estimates for the current fiscal year and may be more or less than actual expenses. Actual expenses are not provided because the Fund's shares were not offered until October 1, 2002.
2 Meridian has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class C of 1.90% and an annual rate for Class I of 1.30%. This expense waiver may be terminated at any time after October 1, 2003 upon 30 days written notice of termination to the Fund's Board of Trustees. Meridian is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which Meridian incurred the expense.

Expense Example

            1 Year     3 Years

Class C     $193       $597
Class I     $132       $412

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

The Fund seeks to achieve its investment objective through its unique investment strategy. The principal investment strategies and risks of the Fund have been described in the Fund Summary. This section of the Prospectus discusses other investment strategies used by the Fund and provides more detailed information about the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

Small and Mid-Size Companies. The Fund may invest a significant portion of its assets in small or mid-size companies. Investments in small and mid-size companies may involve greater risks of loss and price fluctuations. Small-cap companies, and to an extent mid-cap companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. The trading markets for the securities of these companies may be less liquid and more volatile than securities of larger companies.

Securities That Are Not Readily Marketable. The Fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission ("SEC") regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of the Fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Fund does not have any limitations regarding portfolio turnover. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Fund may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the Fund for shareholders with taxable accounts.

MORE ABOUT RISK

Like all investments in securities, you risk losing money by investing in the Fund. The Fund's investments are subject to changes in their value from a number of factors:

Market Risk. The value of the securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Company Risk. The securities in the Fund's portfolio may not perform as expected. Factors that can negatively affect a particular security's price include poor cash flow reports by the issuer, a restatement of earnings by an issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

THE FUND'S INVESTMENT MANAGER

Meridian serves as investment adviser to the Fund and is responsible for selecting the Fund's investments and handling its day-to-day business. Meridian's corporate offices are located at 5299 DTC Boulevard, Greenwood Village, Colorado 80111.

Meridian and its predecessor company have operated as investment advisers since 1986. Meridian also serves as investment adviser or sub-adviser to a number of other investment advisers, pension and profit sharing plans, public retirement systems and private accounts, managing over $1 billion as of June 30, 2002. Investment decisions are made by Meridian's Investment Committee, which is chaired by Dr. Craig Callahan. Dr. Callahan has been Chief Investment Officer of Meridian and its predecessor company since 1986. He earned a Doctorate of Business Administration (Finance) degree from Kent State University and began his investment career in 1979.

Meridian is owned by Meridian Management & Research Corporation (MM&R). Craig Callahan owns 100% of the stock of MM&R.

Meridian receives a management fee for managing the Fund's investments. The Fund's annual management fee is 0.60% of the Fund's average daily net assets.

Meridian also provides administrative services to the Fund. Meridian receives a fee from the ICON Funds for these services that is calculated at an average annual rate of 0.05% on the first $500 million of assets and 0.04% on assets above $500 million.

ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the net asset value (NAV). NAV is calculated by dividing the total net assets of each class of a Fund by the total number of the class's shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4 p.m. Eastern time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

The Fund uses pricing services to determine the market value of the securities in its portfolio. If market quotations are not readily available, the Fund's securities or other assets are valued at fair value as determined in good faith by the Fund's Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid. In such instances, the valuation assigned to the security for purposes of calculating the Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The NAV price of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.

We will price your purchase, exchange, or redemption of Fund shares at the next NAV calculated after your request is received in good order by the Fund's transfer agent.

INVESTING IN THE FUND

[On side panel: If you purchased shares through an adviser or broker, they may impose policies and limitations which are different from those described in this prospectus].

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a single owner. Joint accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform  Gifts to Minors Act or Uniform  Transfers to Minors
Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as a UGMA or UTMA.

Trust

The trust needs to be effective before this type of account can be established.

Corporation or Other Entity

A corporation or entity may own an account. Please attach a certified copy of your corporate resolution showing the person(s) authorized to act on this account.

RETIREMENT ACCOUNTS

You may set up the following retirement accounts by completing an Individual Retirement Account (IRA) Application:

Traditional and Roth IRAs

Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually. In addition, IRA holders age 50 or older may contribute $500 a year more than these limits.

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) retain their tax advantages when rolled over to an IRA within 60 days of receipt. You also need to complete a Transfer, Direct Rollover and Conversion Form.

Simplified Employee Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees' IRAs with minimal reporting and disclosure requirements.

Coverdell Education Savings Account (formerly Education IRA)

Allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

Each year you will be charged a single $25.00 custodial fee for all IRA accounts maintained under your Social Security number. This fee may be changed upon 30 days notice.

Profit Sharing and Money Purchase Pension Plan

A retirement plan that allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(K) Plan

A retirement plan that allows employees of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

We recommend that you consult your tax adviser regarding the particular tax consequences of these retirement plan options.

MINIMUM INITIAL INVESTMENTS

To open a Fund account, please enclose a check payable to "ICON Funds" for one of the following amounts:

o     $1,000 minimum for regular accounts
o     $1,000 minimum for IRA and UGMA/UTMA accounts
o No minimum if you begin an Automatic Investment Plan or Payroll Deduction of $100 or more per month or per pay period

MINIMUM ADDITIONAL INVESTMENTS

o     $100 for payments made by mail, Electronic Funds Transfer, or wire
o     $100 for Automatic Investment Plan payments
o     $100 for payroll deduction


DOING BUSINESS WITH THE ICON FUNDS

-----------------------------------------------------------------------------------------------
                      How to Open an     How to Add to    How to Redeem     How to Exchange
                      Account            an Account       Shares            Shares
-----------------------------------------------------------------------------------------------
By Phone              If your account    Electronic       We can send       If you have
1-800-764-0442        with us has        Funds Transfer   proceeds only to  telephone
                      telephone          allows you to    the address or    exchange
                      exchange           make electronic  bank of record.   privileges, you
                      privileges, you    purchases        Minimum           may exchange from
                      can call to open   directly from a  redemption -      one ICON Fund to
                      an account in      checking or      $100; $1,000      another.  The
                      another ICON Fund  savings account  minimum for       names and
                      by exchange.  The  at your          redemptions by    registrations
                      names and          request.  You    wire.  Phone      need to be
                      registrations      may establish    redemption is     identical on both
                      need to be         Electronic       not available on  accounts.
                      identical on both  Funds Transfer   retirement
                      accounts.          when your        accounts and
                                         account is       certain other
                      Otherwise, you     opened, or add   accounts.
                      must complete a    it later by
                      New Account        completing an
                      Application and    Account Changes
                      send it with your  Form.  We
                      investment check.  charge no fee
                      The Funds do not   for Electronic
                      accept             Funds Transfer
                      third-party        transactions.
                      checks, money      It may take up
                      orders or          to 15 days
                      cashiers checks.   after an
                                         account is
                                         established for
                                         Electronic
                                         Funds Transfer
                                         to be available.
-----------------------------------------------------------------------------------------------
By Mail               Complete the       Make your check  In a letter,      In a letter,
                      proper             payable to       please tell us    include the
ICON Funds            application.       "ICON Funds."    the number of     name(s) of the
Mutual Fund Services  Make your check    Enclose a        shares or         account owner(s),
P.O. Box 701          payable to "ICON   purchase stub    dollars you wish  the Fund and
Milwaukee, WI         Funds."  We        (from your most  to redeem, the    account number
53201-0701            cannot establish   recent           name(s) of the    you wish to
                      new accounts with  confirmation or  account           exchange from,
Overnight:            third party        quarterly        owner(s), the     your Social
ICON Funds            checks, money      statement); if   Fund and account  Security or tax
Mutual Fund Services  orders or          you do not have  number, and your  identification
-                     cashiers checks.   one, write the   Social Security   number, the
Third Floor                              Fund name and    or tax            dollar or share
615 East Michigan                        your account     identification    amount, and the
Street                                   number on the    number.  All      account you wish
Milwaukee, WI  53202                     check.  For      account owners    to exchange
                                         IRAs, please     need to sign the  into.  All
                                         state the        request exactly   account owners
                                         contribution     as their names    need to sign the
                                         year.            appear on the     request exactly
                                                          account.  We can  as their names
                                         The Funds do     send proceeds     appear on the
                                         not accept       only to the       account.
                                         third-party      address or bank
                                         checks, money    of record.
                                         orders or
                                         cashiers checks.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                      How to Open an     How to Add to    How to Redeem     How to Exchange
                      Account            an Account       Shares            Shares
-----------------------------------------------------------------------------------------------
By Wire               Complete and mail  Wire funds to:   $1,000 minimum.   Not applicable.
                      the proper         US Bank, N.A.    Monies are
                      application.       Milwaukee, WI    usually received
                                         ABA 042000013    the business day
                      Wire funds to:     Credit:          after you sell.
                      US Bank, N.A.      U.S. Bancorp     There is a
                      Milwaukee, WI      Fund Services,   $15.00 fee for
                      ABA 042000013      LLC              this service.
                      Credit:            Account #        Unless otherwise
                      U.S. Bancorp Fund  112-952-137      specified, we
                      Services, LLC                       will deduct the
                      Account #          Please indicate  fee from your
                      112-952-137        the Fund name    redemption
                                         and your         proceeds.
                      Please indicate    shareholder
                      the Fund name and  account number,
                      your shareholder   and indicate
                      account number,    the name(s) of
                      and indicate the   the account
                      name(s) of the     owner(s).
                      account owner(s).
-----------------------------------------------------------------------------------------------
Through our website   Download,          Not available.   Not available.    Not available.
www.iconfunds.com     complete and mail
                      a signed printout
                      of the proper
                      application.
-----------------------------------------------------------------------------------------------
Through Automatic     Automatic          Automatic        Systematic        Fund-to-Fund
Investment Plans      Investment Plan    Investment Plan  Withdrawal Plan   Investment Plan
                      (AIP) allows you   (AIP) allows     permits you to    allows you to
                      to make            you to make      receive a fixed   automatically
                      electronic         electronic       sum on a          exchange a fixed
                      purchases          purchases        monthly,          dollar amount
                      directly from a    directly from a  quarterly or      from one Fund to
                      checking or        checking or      annual basis      purchase shares
                      savings account.   savings          from accounts     in another Fund.
                      The minimum to     account.  The    with a value of
                      open an account    minimum to open  $5,000 or more.
                      is $100 per        an account is    Payments may be
                      month.  We charge  $100 per month.  sent
                      no fee for AIP.    We charge no     electronically
                                         fee for AIP.     to your bank of
                                                          record or to you
                                                          in check form.
-----------------------------------------------------------------------------------------------

REDEEMING SHARES

Shares Recently Purchased by Check or Electronic Funds Transfer

Redemptions of shares purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to eight business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer on Death, and UGMA/UTMA Accounts

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee's name is not in the account registration, you will need to provide a certificate of incumbency dated within the past 60 days.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

For your protection, we require a guaranteed signature if you request:
o     a   redemption   check  made   payable  to  anyone  other  than  the
      shareholder(s) of record
o a redemption check mailed to an address other than the address of record
o a redemption check or wire sent to a bank other than the bank we have on file
o a redemption check mailed to an address of record that has been changed within 30 days of your request
o a redemption for $25,000 or more from an account that does not have telephone redemption privileges (excluding accounts held by a corporation)

You can have your signature guaranteed at a:
o     bank
o     broker/dealer
o     credit union (if authorized under state law)
o     securities exchange/association
o     clearing agency
o     savings association

Please note that a notary public cannot provide a signature guarantee.

REDEMPTION PROCEEDS

We can deliver redemption proceeds to you:

By Check

Checks are sent to the address of record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee, above). If you don't specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

By Wire

$1,000 minimum. Proceeds are usually received the business day after the date you sell. There is a $15 fee for this service. Unless otherwise specified, we will deduct the fee from your redemption proceeds.

By Electronic Funds Transfer

No fee. Proceeds are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a "redemption in kind"--payment in portfolio securities rather than cash--if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of a Fund's net assets in any 90-day period.

TRANSACTION POLICIES

We can execute transaction requests only if they are in good order. You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

TRANSACTIONS CONDUCTED BY PHONE OR FAX

The Fund, Meridian, and their agents are not responsible for the authenticity of instructions received by phone or fax.

By signing a New Account Application or an IRA Application (unless specifically declined on the Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Fund, Meridian, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Fund may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

o     requiring personal identification prior to acting upon instructions
o     providing written confirmation of such transactions
o     tape-recording telephone instructions

Effective Date of Transactions

Transaction requests received in good order prior to the close of the New York Stock Exchange on a given date will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the Fund's transfer agent. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payments. If you are unable to reach us by phone, consider sending your order by overnight delivery service.

U.S. Dollars

Purchases need to be made in U.S. dollars, and checks need to be drawn on U.S. banks. We cannot accept cash, cashiers checks or money orders.

Returned Checks

If your check is returned due to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Fund or its agents. If you are a current shareholder, shares will be redeemed from other accounts, if needed, to reimburse the Fund.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Tax Identification Number

If you do not provide your Social Security or tax identification number when you open your account, federal law requires the Fund to withhold 30% of all dividends, capital gain distributions, redemption and exchange proceeds. We also may refuse to sell shares to anyone not furnishing these numbers, or may take such other action as deemed necessary, including redeeming some or all of the shareholder's shares. In addition, a shareholder's account may be reduced by $50 to reimburse the Fund for the penalty imposed by the Internal Revenue Service for failure to report the investor's taxpayer identification number on required reports.

Account Minimums

The Fund requires you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan or payroll deduction. If at any time, due to redemptions or exchanges, or upon the discontinuance of an Automatic Investment Plan or payroll deduction, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

We will base the decision to levy the fee or close the account on our determination of what is best for the Fund. We will give you at least 60 days' written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

o     reject any investment or exchange
o     cancel any purchase due to nonpayment
o     modify the conditions of purchase or sale at any time
o     waive or lower investment minimums or requirements
o     limit the amount that may be purchased
o     close  an  account  if  a   shareholder   is  deemed  to  engage  in
      activities which are illegal or otherwise believed to be detrimental to the Funds
o     suspend the offering of shares

Market Timers
We do not permit market timing or other abusive trading practices in the Fund. Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. The Fund also reserves the right to delay delivery of a market timer's redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Our Investor Services Representatives are available to assist you. For your protection, we record calls to Investor Services. Call 1-800-764-0442.

24-Hour Account Information

o By Phone: 1-800-764-0442, our automated telephone service, enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

o ICON Funds Website: By visiting www.iconfunds.com, you can access the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Transaction Plans on page 12.

Electronic Funds Transfer Program

Allows you to purchase or redeem Fund shares with a phone call at any time. Purchase or redemption amounts are automatically transferred to/from your bank account. If you select an Automatic Investment Plan (see above), you are automatically authorized to participate in the Electronic Funds Transfer program.

Dividend and Long-Term Capital Gain Distribution Options

If the Funds pay dividends or capital gains, either or both may be paid in cash or reinvested. The payment method for short-term capital gain distributions is the same as you elect for dividends.

Systematic Withdrawal Plan

Permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts with a value of $5,000 or more. Withdrawals may be sent electronically to your bank or to you by check.

Payroll Deduction

Allows you to make automatic purchases of at least $100 per pay period through payroll deduction.

Householding

To keep the Funds' costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days of your request.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute any tax-based net realized investment income monthly and capital gain distributions on an annual basis each December. From time to time, the Fund may make additional distributions.

You have the option of reinvesting income dividends and capital gain distributions in shares of the Fund or receiving these distributions in cash. Dividends and any distributions from the Fund are automatically reinvested in additional shares unless you elect to receive these distributions in cash. If you have elected to receive your dividends or capital gains in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account's subsequent distributions in shares of the Fund. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

The Fund distributes to its shareholders any net investment income and net realized capital gains it receives. Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been in the Fund and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income from the Fund, such as dividends and interest on investments, will be taxable to you as ordinary income. A portion of the dividends may qualify for dividends-received deduction for corporations.

In addition, the Fund realizes capital gains and losses when it sells securities for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long the Fund held the security that gave rise to the gains. The Fund's capital gain distributions consist of long-term capital gains that are taxable at the applicable capital gains rates. All distributions of short-term capital gains will be taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you sell or exchange a Fund's shares at more or less than you originally paid. Because everyone's tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

RULE 12b-1 FEES

The Fund has adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Fund to pay distribution and sales fees for the sale of Fund shares and for other shareholder services. Because the fees are paid out of a class's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Registered representatives and financial advisors may receive these fees from the Fund in exchange for providing a number of services, such as:

o    Placing your orders;
o    Providing  investment  advice,  research  and other  advisory  services;
o    Handling  correspondence for individual accounts; and
o    Issuing shareholder statements and reports.

SHAREHOLDER AND TRANSFER AGENCY SERVICES

US Bancorp provides shareholder and transfer agent services to the Fund. Registered broker/dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities may provide shareholder services, recordkeeping and/or administrative services to certain accounts. Meridian may pay a fee to these entities for these services. Entities receiving such fees may also receive 12b-1 fees.

BROKERAGE ALLOCATION

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of Fund shares may be considered as a factor in the selection of brokerage firms to execute Fund portfolio transactions. The Statement of Additional Information further explains the selection of brokerage firms.

FINANCIAL HIGHLIGHTS

As a new Fund, financial highlights information is not available as of the date of this prospectus.

NOTICE OF PRIVACY POLICIES AND PROCEDURES

We collect non-public personal information about you on applications or other forms and through your transactions with us. You may provide this information in writing, electronically, or by phone. The information may contain your name, address, phone number, social security number, account information, and investment activity, and other information that you provide to us directly or through our service providers. This information permits us to service your accounts and to provide information to you upon request.

We may share some or all of this information with our affiliates, as well as third parties that assist us in maintaining your accounts, processing transactions on your accounts, or mailing information to you as may be permitted by law. Otherwise, our policies prohibit us from sharing your personal and financial information, except as permitted or required by law. Under no circumstances do we sell information about you to anyone.

We restrict access to your non-public personal information to those employees who have a need to know that information to service your accounts. We also maintain physical, electronic and procedural safeguards to protect your privacy. Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

If you would like more information about our Privacy Policies, please call 1-800-764-0442.

FOR FURTHER INFORMATION

More information about the Fund is available to you free of charge. The Fund's Statement of Additional Information (SAI) containing more detailed information about the Fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. You can request copies of the SAI, or obtain other information:

By Telephone                              Call 1-800-764-0442

By Mail or In Person                      ICON Funds
                                          P.O. Box 701
                                          Milwaukee, WI  53201-0701

By E-Mail                                 Iconfunds@mimcorp.com

On the Internet:
      ICON Funds website:                 www.iconfunds.com

      EDGAR database on the SEC           www.sec.gov
      website

By E-Mail or in Person from the Securities  E-Mail the Securities and Exchange
and Exchange Commission (you will pay a     Commission at publicinfo@sec.gov
copying fee)                                Visit or write:
                                            SEC's Public Reference Section
                                            Washington, D.C.  20549-0102
                                            Call 1-202-942-8090 for information
                                            about the operation of the Public
                                            Reference Room






                                            ICON Funds' SEC File No. 811-07883

                     Subject to Completion, October 1, 2002





                                   ICON FUNDS
                                   PROSPECTUS


                             ICON Covered Call Fund
                             ICON Equity Income Fund
                              ICON Long/Short Fund






                                 OCTOBER 1, 2002








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ICON Funds (R) logo

                                TABLE OF CONTENTS

OUR INVESTMENT APPROACH.......................................................25

FUND SUMMARIES................................................................25

      ICON COVERED CALL FUND..................................................26
      ICON EQUITY INCOME FUND.................................................28
      ICON LONG/SHORT FUND....................................................30

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS.......................33

THE FUNDS' INVESTMENT MANAGER.................................................35

ABOUT YOUR INVESTMENT.........................................................36

      YOUR SHARE PRICE........................................................36
      INVESTING IN THE FUND...................................................36
      DOING BUSINESS WITH THE ICON FUNDS......................................39
      REDEEMING SHARES........................................................41
      TRANSACTION POLICIES....................................................42

FOR MORE INFORMATION ABOUT YOUR ACCOUNT.......................................45

ESTABLISHING ADDITIONAL SERVICES..............................................46

DIVIDENDS AND DISTRIBUTIONS...................................................47

TAXES.........................................................................47

RULE 12B-1 FEES...............................................................47

SHAREHOLDER AND TRANSFER AGENCY SERVICES......................................48

BROKERAGE ALLOCATION..........................................................48

FINANCIAL HIGHLIGHTS..........................................................48

OUR INVESTMENT APPROACH

Meridian Investment Management Corporation ("Meridian"), the Funds' adviser, uses its disciplined, objective, non-emotional methodology to identify industries that are underpriced. Our unique combination of industry rotation and bottom up valuation of equity investments distinguishes us from other investment managers.

We believe that certain industries lead the market during market themes, which typically last one to two years. Stocks in industries that were leaders become over-priced relative to intrinisic value and stocks in industries that were not in favor drop below intrinsic value. We sell over-priced industries and buy under-priced industries to capture industry and sector themes, without restrictions on market capitalization.

We use a valuation model that advances the methodology originally developed by Benjamin Graham. Our valuation methodology consists of the fundamentals of finance: earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields.. We use this data to analyze our database of companies included in the 123 separate industries in Standard & Poor's Industry Codes. These industries are divided into ten basic market sectors. We then compare this valuation to the current market price to arrive at a value-to-price ratio for each stock, and in turn, develop a value-to-price ratio for each of the 123 industries.

By comparing industry performance to market performance, we seek to calculate "relative strength" as a measure of performance to identify industries that demonstrate leadership against the current market. Finally, a value-to-price ratio is computed for all securities in our universe, which is used to determine whether the entire U.S. market is overpriced or underpriced.

[On side panel:  Key Concepts.  What the Funds Are - And Aren't.

These Funds are mutual funds: pooled investments that are professionally managed and give you the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results.]

FUND SUMMARIES

The descriptions on pages 26 to 32 provide an overview of each Fund's investment objective and principal investment strategies, describe the main risks of investing, and list the fees and expenses of investing in each Fund. More detailed information about the Funds' investment strategies begins on page 33.

ICON COVERED CALL FUND

INVESTMENT APPROACH

The ICON Covered Call Fund seeks modest capital appreciation and to maximize realized gains from writing covered call options. To pursue this goal, the Fund normally invests at least 80% of its net assets in equity securities principally traded in U.S. markets and continually sells or "writes" related covered call options against the majority of these securities. Equity securities the Fund may invest in include common stock and preferred stock. The Fund's positions may also include equity securities of foreign issuers that are traded in U.S. markets.

MAIN RISKS OF INVESTING
The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Covered Call Options Risk. Investments in covered calls involve certain risks. These risks include:
o Limits on the number of options. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares the Fund holds of that stock.
o Limited gains. By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.
o Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.
o Lack of Liquidity for the Security. The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights specific industries within various market sectors, which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those industries and sectors.

[On side panel: Call Options. The Fund Collects A Premium. For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer regardless of what happens to the stock price. Premiums received for writing various call options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities on which the call options are written.

If the Option is Exercised. The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised if the market price of the stock exceeds the exercise price of the option.

If the Option Expires. If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund then keeps the premium. The Fund may continue to hold the underlying stock or may sell the position.]

PERFORMANCE HISTORY

As a new Fund, past performance information is not available as of the date of this prospectus.

FEES AND EXPENSES

As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. You are not charged any fees to buy, sell or exchange Fund shares (although a $15 fee is assessed for wire redemptions). The tables do not reflect any additional fees that may be imposed by your adviser or broker.

Fee Table
Annual Fund Operating Expenses      Class C        Class I
(expenses paid from Fund assets)

      Management Fee                  0.75%          0.75%
      Distribution and Service Fee    1.00%          0.25%
      (Rule 12b-1 Fee)
      Other Expenses1                 0.45%          0.45%
Total Annual Fund Operating           2.20%          1.45%
Expenses2

1 These expenses include custodian, transfer agency and accounting agent fees and other customary fund expenses. The expenses listed in the table are based on estimates for the current fiscal year and may be more or less than actual expenses. Actual expenses are not provided because the Fund's shares were not offered until October 1, 2002.
2 Meridian has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class C of 2.20% and an annual rate for Class I of 1.45%. This expense waiver may be terminated at any time after October 1, 2003 upon 30 days written notice of termination to the Fund's Board of Trustees. Meridian is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which Meridian incurred the expense.

Expense Example

            1 Year     3 Years

Class C     $223       $688
Class I     $148       $459

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

ICON EQUITY INCOME FUND

INVESTMENT APPROACH
The ICON Equity Income Fund seeks modest capital appreciation and income. To pursue this goal, the Fund normally invests in equity securities including convertible and preferred securities and in securities issued by dividend paying companies. The Fund generally invests in investment grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.

[On side panel: Convertible Securities. Convertible securities are bonds, preferred stocks and other securities that pay interest or dividends and are convertible into common stocks or their equivalent value at maturity. These securities potentially offer both current income and capital appreciation. For current income, the Fund may buy convertible debt instruments that entitle the Fund to receive regular interest payments. Preferred stock entitles the Fund to receive regular dividend payments. Convertible securities may also appreciate in value because, if the underlying common stock begins to increase in value, the holder of the convertible security can exchange it for common stock and benefit from that appreciation.

Credit Ratings. Many convertible securities are assigned credit ratings by agencies such as S&P or Moody's that evaluate the quality of these securities. Securities with a credit rating of BBB, Baa or higher are generally considered investment grade. Lower rated securities, often called "high yield" securities, are rated BB or Ba or lower at the time of purchase or the unrated equivalent as determined by Meridian. Because their issuers may be at an early stage of development or have been unable to repay past debts, these lower rated securities typically must offer higher yields than investment grade securities to compensate investors for greater credit risk.]

MAIN RISKS OF INVESTING

The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. When interest rates rise, prices of convertible securities generally fall; when interest rates fall, convertible securities prices generally rise. Securities with longer durations tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond's price to fall, potentially lowering the Fund's share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a low rating, the value of the security will decline because investors will demand a higher rate of return.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights specific industries within various market sectors, which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those industries and sectors.

PERFORMANCE HISTORY

As a new Fund, past performance information is not available as of the date of this prospectus.

FEES AND EXPENSES

As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. You are not charged any fees to buy, sell or exchange Fund shares (although a $15 fee is assessed for wire redemptions). The tables do not reflect any additional fees that may be imposed by your adviser or broker.

Fee Table
Annual Fund Operating Expenses      Class C        Class I
(expenses paid from Fund assets)

      Management Fee                  0.75%          0.75%
      Distribution and Service Fee    1.00%          0.25%
      (Rule 12b-1 Fee)
      Other Expenses1                 0.45%          0.45%
Total Annual Fund Operating           2.20%          1.45%
Expenses2

1 These expenses include custodian, transfer agency and accounting agent fees and other customary fund expenses. The expenses listed in the table are based on estimates for the current fiscal year and may be more or less than actual expenses. Actual expenses are not provided because the Fund's shares were not offered until October 1, 2002.
2 Meridian has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class C of 2.20% and an annual rate for Class I of 1.45%. This expense waiver may be terminated at any time after October 1, 2003 upon 30 days written notice of termination to the Fund's Board of Trustees. Meridian is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which Meridian incurred the expense.

Expense Example

            1 Year     3 Years

Class C     $223       $688
Class I     $148       $459

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

ICON LONG/SHORT FUND

INVESTMENT APPROACH

The ICON Long/Short Fund seeks capital appreciation. To pursue this goal, the Fund normally invests in equity securities principally traded in U.S. markets. The Fund will generally invest in long positions identified as undervalued and take short positions in stocks identified as overvalued. The size of each long or short position will be determined by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund's long and short positions may involve equity securities of foreign issuers that are traded in the U.S. markets.

MAIN RISKS OF INVESTING

The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Short Sale Risk. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Segregated Account Risk. Until a Fund replaces a borrowed security, the Fund is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect portfolio management of the Fund.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights specific industries within various market sectors, which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those industries and sectors.

PERFORMANCE HISTORY

As a new Fund, past performance information is not available as of the date of this prospectus.

FEES AND EXPENSES

As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. You are not charged any fees to buy, sell or exchange Fund shares (although a $15 fee is assessed for wire redemptions). The tables do not reflect any additional fees that may be imposed by your adviser or broker.

Fee Table
Annual Fund Operating Expenses      Class C        Class I
(expenses paid from Fund assets)

      Management Fee                  0.85%          0.85%
      Distribution and Service Fee    1.00%          0.25%
      (Rule 12b-1 Fee)
      Other Expenses1                 0.45%          0.45%
Total Annual Fund Operating           2.30%          1.55%
Expenses2

1 These expenses include custodian, transfer agency and accounting agent fees and other customary fund expenses. The expenses listed in the table are based on estimates for the current fiscal year and may be more or less than actual expenses. Actual expenses are not provided because the Fund's shares were not offered until October 1, 2002.
2 Meridian has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class C of 2.30% and an annual rate for Class I of 1.55%. This expense waiver may be terminated at any time after October 1, 2003 upon 30 days written notice of termination to the Fund's Board of Trustees. Meridian is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which Meridian incurred the expense.

Expense Example

            1 Year     3 Years

Class C     $233       $718
Class I     $158       $490

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

Each Fund seeks to achieve its investment objective through its unique investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and provides more detailed information about the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the Funds' investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

Small and Mid-Size Companies. Each Fund may invest a significant portion of its assets in small or mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risks of loss and price fluctuations. Small-cap companies, and to an extent mid-cap companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Fund could have greater difficulty buying or selling a security of a small or mid-cap company at an acceptable price, especially in periods of market volatility.

Securities That Are Not Readily Marketable. Each Fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission ("SEC") regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of the Funds' assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Funds do not have any limitations regarding portfolio turnover. A Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

More About Risk

Like all investments in securities, you risk losing money by investing in the Funds. The Funds' investments are subject to changes in their value from a number of factors, including:

Company Risk. The stocks in the Funds' portfolios may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, a restatement of earnings by an issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

Foreign Investment Risk. While the Funds' foreign investments are in foreign securities traded in U.S. markets, there are risks associated with those investments. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, and reduced availability of public information.

Tax Consequences. The Covered Call Fund expects to generate a high level of premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes, which usually will be taxable as ordinary income to shareholders. Transactions involving the disposition of a Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), it may be forced to realize capital gains or losses at inopportune times.

THE FUNDS' INVESTMENT MANAGER

Meridian serves as investment adviser to each Fund and is responsible for selecting the Funds' investments and handling their day-to-day business. Meridian's corporate offices are located at 5299 DTC Boulevard, Greenwood Village, Colorado 80111.

Meridian and its predecessor company have operated as investment advisers since 1986. Meridian also serves as investment adviser or sub-adviser to a number of other investment advisers, pension and profit sharing plans, public retirement systems and private accounts, managing over $1 billion in assets as of June 30, 2002. Investment decisions are made by Meridian's Investment Committee, which is chaired by Dr. Craig Callahan. Dr. Callahan has been Chief Investment Officer of Meridian and its predecessor company since 1986. He earned a Doctorate of Business Administration (Finance) degree from Kent State University and began his investment career in 1979.

Meridian is owned by Meridian Management & Research Corporation ("MM&R"). Craig Callahan owns 100% of the stock of MM&R.

Meridian receives a management fee for managing each Fund's investments. Each Fund's annual management fee is the following percentage of the respective Fund's average daily net assets:

ICON Covered Call Fund                    0.75%
ICON Equity Income Fund                   0.75%
ICON Long/Short Fund                      0.85%

Meridian also provides administrative services to the Funds. Meridian receives a fee from the ICON Funds for these services that is calculated at an average annual rate of 0.05% on the first $500 million of assets, and 0.04% on assets above $500 million.

ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (NAV). NAV is calculated by dividing the total net assets of each class of a Fund by the total number of the class's shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4 p.m. Eastern time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

The Funds use pricing services to determine the market value of the securities in their portfolios. If market quotations are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid. In such instances, the valuation assigned to the security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The NAV price of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance.

We will price your purchase, exchange, or redemption of Fund shares at the next NAV calculated after your request is received in good order by the Funds' transfer agent.

INVESTING IN THE FUND

[On side panel: If you purchased shares through an adviser or broker, they may impose policies and limitations which are different from those described in this prospectus].

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a single owner. Joint accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform Gifts to Minors Act or Uniform Transfers to Minors Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as a UGMA or UTMA.

Trust

The trust needs to be effective before this type of account can be established.

Corporation or Other Entity

A corporation or entity may own an account. Please attach a certified copy of your corporate resolution showing the person(s) authorized to act on this account.

RETIREMENT ACCOUNTS

You may set up the following retirement accounts by completing an Individual Retirement Account (IRA) Application:

Traditional and Roth IRAs

Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually. In addition, IRA holders age 50 or older may contribute $500 a year more than these limits.

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) retain their tax advantages when rolled over to an IRA within 60 days of receipt. You also need to complete a Transfer, Direct Rollover and Conversion Form.

Simplified Employee Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees' IRAs with minimal reporting and disclosure requirements.

Coverdell Education Savings Account (formerly Education IRA)

Allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

Each year you will be charged a single $25.00 custodial fee for all IRA accounts maintained under your Social Security number. This fee may be changed upon 30 days notice.

Profit Sharing and Money Purchase Pension Plan

A retirement plan that allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(K) Plan

A retirement plan that allows employees of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

We recommend that you consult your tax adviser regarding the particular tax consequences of these retirement plan options.

MINIMUM INITIAL INVESTMENTS

To open a Fund account, please enclose a check payable to "ICON Funds" for one of the following amounts:

o     $1,000 minimum for regular accounts
o     $1,000 minimum for IRA and UGMA/UTMA accounts
o No minimum if you begin an Automatic Investment Plan or Payroll Deduction of $100 or more per month or per pay period

MINIMUM ADDITIONAL INVESTMENTS

o     $100 for payments made by mail, Electronic Funds Transfer, or wire
o     $100 for Automatic Investment Plan payments
o     $100 for payroll deduction

 DOING BUSINESS WITH THE ICON FUNDS

-----------------------------------------------------------------------------------------------
                      How to Open an     How to Add to    How to Redeem     How to Exchange
                      Account            an Account       Shares            Shares
-----------------------------------------------------------------------------------------------
By Phone              If your account    Electronic       We can send       If you have
1-800-764-0442        with us has        Funds Transfer   proceeds only to  telephone
                      telephone          allows you to    the address or    exchange
                      exchange           make electronic  bank of record.   privileges, you
                      privileges, you    purchases        Minimum           may exchange from
                      can call to open   directly from a  redemption -      one ICON Fund to
                      an account in      checking or      $100; $1,000      another.  The
                      another ICON Fund  savings account  minimum for       names and
                      by exchange.  The  at your          redemptions by    registrations
                      names and          request.  You    wire.  Phone      need to be
                      registrations      may establish    redemption is     identical on both
                      need to be         Electronic       not available on  accounts.
                      identical on both  Funds Transfer   retirement
                      accounts.          when your        accounts and
                                         account is       certain other
                      Otherwise, you     opened, or add   accounts.
                      must complete a    it later by
                      New Account        completing an
                      Application and    Account Changes
                      send it with your  Form.  We
                      investment check.  charge no fee
                      The Funds do not   for Electronic
                      accept             Funds Transfer
                      third-party        transactions.
                      checks, money      It may take up
                      orders or          to 15 days
                      cashiers checks.   after an
                                         account is
                                         established for
                                         Electronic
                                         Funds Transfer
                                         to be available.
-----------------------------------------------------------------------------------------------
By Mail               Complete the       Make your check  In a letter,      In a letter,
                      proper             payable to       please tell us    include the
ICON Funds            application.       "ICON Funds."    the number of     name(s) of the
Mutual Fund Services  Make your check    Enclose a        shares or         account owner(s),
P.O. Box 701          payable to "ICON   purchase stub    dollars you wish  the Fund and
Milwaukee, WI         Funds."  We        (from your most  to redeem, the    account number
53201-0701            cannot establish   recent           name(s) of the    you wish to
                      new accounts with  confirmation or  account           exchange from,
Overnight:            third party        quarterly        owner(s), the     your Social
ICON Funds            checks, money      statement); if   Fund and account  Security or tax
Mutual Fund Services  orders or          you do not have  number, and your  identification
-                     cashiers checks.   one, write the   Social Security   number, the
Third Floor                              Fund name and    or tax            dollar or share
615 East Michigan                        your account     identification    amount, and the
Street                                   number on the    number.  All      account you wish
Milwaukee, WI  53202                     check.  For      account owners    to exchange
                                         IRAs, please     need to sign the  into.  All
                                         state the        request exactly   account owners
                                         contribution     as their names    need to sign the
                                         year.            appear on the     request exactly
                                                          account.  We can  as their names
                                         The Funds do     send proceeds     appear on the
                                         not accept       only to the       account.
                                         third-party      address or bank
                                         checks, money    of record.
                                         orders or
                                         cashiers checks.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                      How to Open an     How to Add to    How to Redeem     How to Exchange
                      Account            an Account       Shares            Shares
-----------------------------------------------------------------------------------------------
By Wire               Complete and mail  Wire funds to:   $1,000 minimum.   Not applicable.
                      the proper         US Bank, N.A.    Monies are
                      application.       Milwaukee, WI    usually received
                                         ABA 042000013    the business day
                      Wire funds to:     Credit:          after you sell.
                      US Bank, N.A.      U.S. Bancorp     There is a
                      Milwaukee, WI      Fund Services,   $15.00 fee for
                      ABA 042000013      LLC              this service.
                      Credit:            Account #        Unless otherwise
                      U.S. Bancorp Fund  112-952-137      specified, we
                      Services, LLC                       will deduct the
                      Account #          Please indicate  fee from your
                      112-952-137        the Fund name    redemption
                                         and your         proceeds.
                      Please indicate    shareholder
                      the Fund name and  account number,
                      your shareholder   and indicate
                      account number,    the name(s) of
                      and indicate the   the account
                      name(s) of the     owner(s).
                      account owner(s).
-----------------------------------------------------------------------------------------------
Through our website   Download,          Not available.   Not available.    Not available.
www.iconfunds.com     complete and mail
                      a signed printout
                      of the proper
                      application.
-----------------------------------------------------------------------------------------------
Through Automatic     Automatic          Automatic        Systematic        Fund-to-Fund
Investment Plans      Investment Plan    Investment Plan  Withdrawal Plan   Investment Plan
                      (AIP) allows you   (AIP) allows     permits you to    allows you to
                      to make            you to make      receive a fixed   automatically
                      electronic         electronic       sum on a          exchange a fixed
                      purchases          purchases        monthly,          dollar amount
                      directly from a    directly from a  quarterly or      from one Fund to
                      checking or        checking or      annual basis      purchase shares
                      savings account.   savings          from accounts     in another Fund.
                      The minimum to     account.  The    with a value of
                      open an account    minimum to open  $5,000 or more.
                      is $100 per        an account is    Payments may be
                      month.  We charge  $100 per month.  sent
                      no fee for AIP.    We charge no     electronically
                                         fee for AIP.     to your bank of
                                                          record or to you
                                                          in check form.
-----------------------------------------------------------------------------------------------

REDEEMING SHARES

Shares Recently Purchased by Check or Electronic Funds Transfer

Redemptions of shares purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to eight business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer on Death, and UGMA/UTMA Accounts

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee's name is not in the account registration, you will need to provide a certificate of incumbency dated within the past 60 days.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

For your protection, we require a guaranteed signature if you request:
o a redemption check made payable to anyone other than the shareholder(s) of record
o   a redemption check mailed to an address other than the address of record
o a redemption check or wire sent to a bank other than the bank we have on file
o a redemption check mailed to an address of record that has been changed within 30 days of your request
o a redemption for $25,000 or more from an account that does not have telephone redemption privileges (excluding accounts held by a corporation)

You can have your signature guaranteed at a:
o     bank
o     broker/dealer
o     credit union (if authorized under state law)
o     securities exchange/association
o     clearing agency
o     savings association

Please note that a notary public cannot provide a signature guarantee.

REDEMPTION PROCEEDS

We can deliver redemption proceeds to you:

By Check

Checks are sent to the address of record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee, above). If you don't specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

By Wire

$1,000 minimum. Proceeds are usually received the business day after the date you sell. There is a $15 fee for this service. Unless otherwise specified, we will deduct the fee from your redemption proceeds.

By Electronic Funds Transfer

No fee. Proceeds are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a "redemption in kind"--payment in portfolio securities rather than cash--if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of a Fund's net assets in any 90-day period.

TRANSACTION POLICIES

We can execute transaction requests only if they are in good order. You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

TRANSACTIONS CONDUCTED BY PHONE OR FAX

The Fund, Meridian, and their agents are not responsible for the authenticity of instructions received by phone or fax.

By signing a New Account Application or an IRA Application (unless specifically declined on the Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Fund, Meridian, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Fund may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

o     requiring personal identification prior to acting upon instructions
o     providing written confirmation of such transactions
o     tape-recording telephone instructions

Effective Date of Transactions

Transaction requests received in good order prior to the close of the New York Stock Exchange on a given date will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the Fund's transfer agent. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payments. If you are unable to reach us by phone, consider sending your order by overnight delivery service.

U.S. Dollars

Purchases need to be made in U.S. dollars, and checks need to be drawn on U.S. banks. We cannot accept cash, cashiers checks or money orders.

Returned Checks

If your check is returned due to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Fund or its agents. If you are a current shareholder, shares will be redeemed from other accounts, if needed, to reimburse the Fund.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Tax Identification Number

If you do not provide your Social Security or tax identification number when you open your account, federal law requires the Fund to withhold 30% of all dividends, capital gain distributions, redemption and exchange proceeds. We also may refuse to sell shares to anyone not furnishing these numbers, or may take such other action as deemed necessary, including redeeming some or all of the shareholder's shares. In addition, a shareholder's account may be reduced by $50 to reimburse the Fund for the penalty imposed by the Internal Revenue Service for failure to report the investor's taxpayer identification number on required reports.

Account Minimums

The Fund requires you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan or payroll deduction. If at any time, due to redemptions or exchanges, or upon the discontinuance of an Automatic Investment Plan or payroll deduction, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

We will base the decision to levy the fee or close the account on our determination of what is best for the Fund. We will give you at least 60 days' written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

o     reject any investment or exchange
o     cancel any purchase due to nonpayment
o     modify the conditions of purchase or sale at any time
o     waive or lower investment minimums or requirements
o     limit the amount that may be purchased
o close an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds
o     suspend the offering of shares

Market Timers

We do not permit market timing or other abusive trading practices in our Funds. Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. The Funds also reserve the right to delay delivery of a market timer's redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Our Investor Services Representatives are available to assist you. For your protection, we record calls to Investor Services. Call 1-800-764-0442.

24-Hour Account Information

o By Phone: 1-800-764-0442, our automated telephone service, enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

o ICON Funds Website: By visiting www.iconfunds.com, you can access the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Transaction Plans on page 12.

Electronic Funds Transfer Program

Allows you to purchase or redeem Fund shares with a phone call at any time. Purchase or redemption amounts are automatically transferred to/from your bank account. If you select an Automatic Investment Plan (see above), you are automatically authorized to participate in the Electronic Funds Transfer program.

Dividend and Long-Term Capital Gain Distribution Options

If the Funds pay dividends or capital gains, either or both may be paid in cash or reinvested. The payment method for short-term capital gain distributions is the same as you elect for dividends.

Systematic Withdrawal Plan

Permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts with a value of $5,000 or more. Withdrawals may be sent electronically to your bank or to you by check.

Payroll Deduction

Allows you to make automatic purchases of at least $100 per pay period through payroll deduction.

Householding

To keep the Funds' costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days of your request.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute any tax-based net realized investment income and capital gain distributions on an annual basis each December. From time to time, the Funds may make additional distributions.

You have the option of reinvesting income dividends and capital gain distributions in shares of the Funds or receiving these distributions in cash. Dividends and any distributions from the Funds are automatically reinvested in additional shares unless you elect to receive these distributions in cash. If you have elected to receive your dividends or capital gains in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account's subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

The Funds distribute to their shareholders any net investment income and net realized capital gains they receive. Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been in the Fund and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income from the Funds, such as dividends and interest on investments, will be taxable to you as ordinary income. A portion of the dividends may qualify for dividends-received deduction for corporations.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If total gains on sales exceed total losses (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long the Fund held the security that gave rise to the gains. The Funds' capital gain distributions consist of long-term capital gains that are taxable at the applicable capital gains rates. All distributions of short-term capital gains will be taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you sell or exchange a Fund's shares at more or less than you originally paid. Because everyone's tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

RULE 12b-1 FEES

The Funds have adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and sales fees for the sale of

Fund shares and for other shareholder services. Because the fees are paid out of a class's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Registered representatives and financial advisors may receive these fees from the Fund in exchange for providing a number of services, such as:

o    Placing your orders;
o    Providing  investment  advice,  research  and other  advisory  services;
o    Handling  correspondence for individual accounts; and
o    Issuing shareholder statements and reports.

SHAREHOLDER AND TRANSFER AGENCY SERVICES

US Bancorp provides shareholder and transfer agent services to the Funds. Registered broker/dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities may provide shareholder services, recordkeeping and/or administrative services to certain accounts. Meridian may pay a fee to these entities for these services. Entities receiving such fees may also receive 12b-1 fees.

BROKERAGE ALLOCATION

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of Fund shares may be considered as a factor in the selection of brokerage firms to execute Fund portfolio transactions. The Statement of Additional Information further explains the selection of brokerage firms.

FINANCIAL HIGHLIGHTS

As new Funds, financial highlights information is not available as of the date of this prospectus.

NOTICE OF PRIVACY POLICIES AND PROCEDURES

We collect non-public personal information about you on applications or other forms and through your transactions with us. You may provide this information in writing, electronically, or by phone. The information may contain your name, address, phone number, social security number, account information, and investment activity, and other information that you provide to us directly or through our service providers. This information permits us to service your accounts and to provide information to you upon request.

We may share some or all of this information with our affiliates, as well as third parties that assist us in maintaining your accounts, processing transactions on your accounts, or mailing information to you as may be permitted by law. Otherwise, our policies prohibit us from sharing your personal and financial information, except as permitted or required by law. Under no circumstances do we sell information about you to anyone.

We restrict access to your non-public personal information to those employees who have a need to know that information to service your accounts. We also maintain physical, electronic and procedural safeguards to protect your privacy. Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

If you would like more information about our Privacy Policies, please call 1-800-764-0442.

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds' Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. You can request copies of the SAI, or obtain other information:


By Telephone                              Call 1-800-764-0442

By Mail or In Person                      ICON Funds
                                          P.O. Box 701
                                          Milwaukee, WI  53201-0701

By E-Mail                                 Iconfunds@mimcorp.com

On the Internet:
      ICON Funds website:                 www.iconfunds.com

      EDGAR database on the SEC
      website                             www.sec.gov

By E-Mail or in Person from the Securities  E-Mail the Securities and Exchange
and Exchange Commission (you will pay a     Commission at publicinfo@sec.gov
copying fee)                                Visit or write:
                                            SEC's Public Reference Section
                                            Washington, D.C.  20549-0102
                                            Call 1-202-942-8090 for information
                                            about the operation of the Public
                                            Reference Room





                                            ICON Funds' SEC File No. 811-07883

                     Subject to Completion, October 1, 2002





                                   ICON FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 2002

This Statement of Additional Information ("SAI") relates to the following four investment portfolios of ICON Funds (the "Trust"):




                        ICON Bond Fund

                        ICON Covered Call Fund

                        ICON Equity Income Fund

                        ICON Long/Short Fund







This SAI is not a prospectus. It supplements and should be read in conjunction with the prospectuses for the ICON Funds listed above, each dated October 1, 2002, as they may be amended or supplemented from time to time. To obtain a copy of the prospectuses for the Funds, please write to the Trust's shareholder servicing agent at P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or call 1-800-764-0442.

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS



THE ICON FUNDS..............................................................53

INVESTMENT OBJECTIVES, POLICIES AND RESTICTIONS.............................53
      FUNDAMENTAL INVESTMENT RESTRICTIONS...................................53
      NON-FUNDAMENTAL INVESTMENT RESTRICTIONS...............................54

INVESTMENT STRATEGIES AND RISKS.............................................56
      EQUITY SECURITIES.....................................................56
      DEBT SECURITIES.......................................................57
      COMMERCIAL PAPER AND OTHER CASH SECURITIES............................62
      DERIVATIVE INSTRUMENTS................................................62
      SHORT SALES...........................................................71
      FOREIGN SECURITIES AND ADRS...........................................72
      SECURITIES THAT ARE NOT READILY MARKETABLE............................72
      WHEN-ISSUED SECURITIES................................................74
      BORROWING.............................................................74
      SECURITIES OF OTHER INVESTMENT COMPANIES..............................74
      REPURCHASE AGREEMENTS.................................................75
      SECURITIES LENDING....................................................75

TRUSTEES AND OFFICERS.......................................................76
      BOARD OF TRUSTEES.....................................................76
      TRUST OFFICERS........................................................78

THE INVESTMENT ADVISER, DISTRIBUTORS AND OTHER SERVICE PROVIDERS............80
      INVESTMENT ADVISER....................................................80
      ADMINISTRATIVE SERVICES...............................................82
      DISTRIBUTOR...........................................................82
      CUSTODIAN.............................................................83
      TRANSFER AGENT........................................................83
      INDEPENDENT ACCOUNTANTS AND COUNSEL...................................83

PURCHASE AND REDEMPTION OF SHARES...........................................83

POLICY REGARDING MARKETING TIMING...........................................84

PORTFOLIO TRANSACTIONS--BROKERAGE ALLOCATION................................85

TAX STATUS..................................................................87

PERFORMANCE DATA............................................................89

ADDITIONAL INFORMATION REGARDING THE FUNDS..................................91

CODE OF ETHICS..............................................................92

APPENDIX....................................................................93
      RATINGS OF CORPORATE BONDS............................................93
      RATINGS OF PREFERRED STOCK............................................94

                                 THE ICON FUNDS

The ICON Bond Fund, ICON Covered Call Fund, ICON Equity Income Fund and the ICON Long/Short Fund (each a "Fund" and collectively the "Funds") are series of the ICON Funds, a Massachusetts business trust organized on September 19, 1996.

The Funds are each diversified portfolios. This means that, with respect to at least 75% of a Fund's total assets, a Fund will not invest more than 5% of its total assets in the securities of any single issuer (other than U.S. government securities), and will not purchase more than 10% of the outstanding voting securities of any single issuer. A Fund may not change its status from a diversified portfolio to a non-diversified portfolio without approval by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of such Fund's outstanding voting shares.

Meridian Investment Management Corporation ("Meridian" or "Adviser") serves as each Fund's investment adviser.

Meridian Clearing Corporation ("MCC") is the Distributor of each Fund's shares.

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective of each Fund is fundamental and may not be changed, as to a Fund, without approval by the holders of a majority, as defined in the 1940 Act, of such Fund's outstanding voting shares. The investment objective of each Fund is set forth below:

Fund                                     Investment Objective

ICON Bond Fund                           Maximum total return.
ICON Covered Call Fund                   Modest capital appreciation and to
                                         maximize gains from writing covered
                                         call options.
ICON Equity Income Fund                  Modest capital appreciation and income.
ICON Long/Short Fund                     Capital appreciation.

The policies of the ICON Bond Fund and ICON Covered Call Fund to normally invest at least 80% of their net assets in bonds and in equity securities principally traded in U.S. markets and covered calls thereon respectively, may not be changed unless at least 60 days' prior notice of the change is given to the respective Fund's shareholders.

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only by approval of the holders of a majority of the respective Fund's outstanding shares, as defined in the 1940 Act.

1. A Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. A Fund may not invest in physical commodities, except that a Fund may purchase and sell options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and may invest in securities of issuers which invest in physical commodities or such instruments.

3. A Fund may not invest in real estate, real estate mortgage loans or other illiquid interests in real estate, including limited partnership interests therein, except that a Fund may invest in securities of issuers which invest in real estate, real estate mortgage loans, or other illiquid interests in real estate. A Fund may also invest in readily marketable interests in real estate investment trusts.

4. A Fund may not borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of a Fund's total assets. For purposes of this investment restriction, investments in options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments or transactions for which assets are required to be segregated including, without limitation, short sales and reverse repurchase agreements, shall not constitute borrowing.

5. A Fund may not lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

6. A Fund may not act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with disposing of portfolio securities.

7. A Fund may not issue any senior security, except as permitted under the 1940 Act and except to the extent that the activities permitted by the Fund's other investment restrictions may be deemed to give rise to a senior security.

In applying the limitations on investments in any one industry set forth in restriction 1. above, the Funds use industry classifications based, where applicable, on information published by Standard & Poor's, FactSet, Bloomberg L.P., Value Line, and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made by Meridian in the exercise of its reasonable discretion.

Non-Fundamental Investment Restrictions. The following instructions are non-fundamental and may be changed by the Board of Trustees ("Board") at any time without shareholder approval.

1. A Fund may not, with the exception of investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, purchase the securities of any issuer if, as a result, more than 5% of its total assets would be invested in the securities of that issuer.

2. A Fund may not purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

3. A Fund may not invest in a company for the purpose of exercising control or management of the company.

4. A Fund may not purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions, and except that a Fund may make margin deposits in connection with transactions in short sales, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and to the extent necessary to effect transactions in foreign jurisdictions.

5. A Fund may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including those relating to indices) and options on futures contracts or indices.

6. A Fund may not enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable if, in the aggregate, more than 15% of the value of its net assets would be so invested.

7. Except for the Long/Short Fund, a Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; provided, however, that this restriction shall not prevent a Fund from entering into short positions in options, futures contracts, forward contracts, and other financial instruments.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                         INVESTMENT STRATEGIES AND RISKS

The prospectuses discuss the principal investment strategies and risks of the Funds. This section contains supplemental information concerning types of securities and other instruments in which the Funds may invest, additional strategies that the Funds may utilize and certain risks associated with such investments and strategies.

EQUITY SECURITIES. Each Fund may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Equity securities may be issued by either established, well-capitalized companies or newly-formed, small-cap companies, and may trade on regional or national stock exchanges or in the over-the-counter market.

Preferred Stock. Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and Warrants. Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. A right is an instrument granting rights to existing shareholders of a corporation to subscribe to shares of a new issue of common stock at below the public offering price before the stock is offered to the public. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Rights and warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of rights and warrants do not necessarily move parallel to the prices of underlying securities. Rights and warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Right and warrant positions will not be used to increase the leverage of a Fund; consequently, right and warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

Convertible Securities. The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values. Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

The Funds may purchase convertible securities and preferred stocks rated in medium and lower categories by Moody's Investor Services ("Moodys") or Standard & Poor's Inc. ("S&P") (Ba or less by Moody's and BB or less by S&P), but none rated lower than B. The Funds also may invest in unrated convertible securities and preferred stocks if Meridian believes they are equivalent in quality to the rated securities that the Funds may buy.

DEBT SECURITIES. Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

Moody's and S&P ratings provide a useful guide to the credit risk of many debt securities. (Appendix A to this Statement of Additional Information provides a description of such debt security ratings.) The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Funds from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on preferred stocks and debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

The ICON Covered Call Fund and ICON Long/Short Fund will invest in debt securities only if they are rated investment grade (BBB/Baa, or higher) at the time of purchase. The ICON Bond Fund and ICON Equity Income Fund may invest up to 25% of their respective portfolios in lower-rated debt securities, which are often referred to as "junk bonds" or "high yield" bonds.

Increasing the amount of Fund assets invested in unrated or lower-grade debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the ICON Bond Fund and ICON Equity Income Fund may invest in debt securities assigned lower grade ratings at the time of purchase, these Funds are not permitted to invest in debt securities that are in default or are rated below B by Moody's or S&P or, if unrated, are judged by Meridian to be of equivalent quality.

A significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, that would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has experienced an increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Finally, while Meridian attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

Meridian seeks to reduce the overall risks associated with the Funds' investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Funds will achieve their investment objectives.

Zero Coupon Bonds. The Funds may invest in zero coupon bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. The market values of zero coupon bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Funds may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Funds.

Mortgage Related Securities. The Bond Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations (see "Mortgage Pass-Through Securities"). The ICON Covered Call Fund, ICON Equity Income Fund and ICON Long/Short Fund also may invest in such securities for temporary defensive purposes. The Bond Fund also may invest in debt securities that are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities that normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or at specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities [such as securities issued by Government National Mortgage Association ("Ginnie Mae")] are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA") insured or the Department of Veterans Affairs ("VA") guaranteed mortgages.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs") that represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA.

Collateralized Mortgage Obligations ("CMO"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

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In a typical CMO transaction, a corporation ("issuer") issues multiple series
(e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, which may adversely affect the investment's average life and yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates.

Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. In addition, as a result of the uncertainty of cash flows of lower tranche CMOs, the market prices of and yield on those tranches generally are more volatile.

Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. With respect to Ginnie Mae certificates, although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

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The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, such as those that developed in 1994, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

A Fund's investments in CMOs also are subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

COMMERCIAL PAPER AND OTHER CASH SECURITIES. Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. Meridian will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

A Fund may also acquire certificates of deposit and bankers' acceptances. A certificate of deposit is a short-term obligation of a bank. A banker's acceptance is a time draft drawn by a borrower on a bank, usually relating to an international commercial transaction.

DERIVATIVE INSTRUMENTS. The Funds may use certain derivatives - instruments whose value is derived from an underlying security, index or other instrument.

Options on Securities and Securities Indexes. The ICON Covered Call Fund's primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest.

An option gives its purchaser the right to buy or sell a security or securities index at a specified price within a limited period of time. For the right to buy or sell the underlying instrument (e.g., individual securities or securities indexes), the buyer pays a premium to the seller (the "writer" of the option). Options generally have standardized terms, including the exercise price and expiration time. The current market value of a traded option is the last sales price or, in the absence of a sale, the last offering price.

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A Fund receives a premium for each option it writes. The premium received will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. When the market value of an option appreciates, the purchaser may realize a gain by exercising the option, or by selling the option on an exchange (provided that a liquid secondary market is available). If the underlying security or index does not reach a price level that would make exercise profitable, the option generally will expire without being exercised and the writer will realize a gain in the amount of the premium. If a call option on a security is exercised, the proceeds of the sale of the underlying security by the writer are increased by the amount of the premium and the writer realizes a gain or loss from the sale of the security.

When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

So long as a secondary market remains available on an exchange, the writer of an option traded on that exchange ordinarily may terminate his obligation prior to the assignment of an exercise notice by entering into a closing purchase transaction. The cost of a closing purchase transaction, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will incur a loss on the transaction. However, because an increase in the market price of a call option on a security generally reflects an increase in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation in the value of the underlying security that the writer continues to own.

The obligation of an option writer is terminated upon the exercise of the option, the option's expiration or by effecting a closing purchase transaction.

The options bought or sold by the Fund will primarily be listed on a securities exchange. Exchange-traded options in the United States are issued by the Options Clearing Corporation (the "OCC"), a clearing organization affiliated with the exchanges on which options are listed. The OCC, in effect, gives its guarantee to every exchange-traded option transaction.

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There is no assurance a liquid secondary market will exist for any particular option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would normally continue to be exercisable or expire in accordance with their terms.

There can be no assurance that higher trading activity, order flow or other unforeseen events might not, at times, render certain of the facilities of the OCC or various exchanges inadequate. Such events have, in the past, resulted in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions with respect to one or more options.

The writer of an option lacks the ability to control when an option will be exercised. Although the Funds will generally write options whose expiration dates are between one and ten months from the date the option is written, it is not possible for the Funds to time the receipt of exercise notices. This prevents the Funds from receiving income on a scheduled basis and may inhibit the Funds from fully utilizing other investment opportunities.

The OCC sets option expiration dates and exercise prices, which depend on the range of prices in the underlying stock's recent trading history. Written options have predetermined exercise prices set below, equal to or above the current market price of the underlying stock. Each Fund's overall return will, in part, depend on the ability of the Adviser to accurately predict price fluctuations in underlying securities in addition to the effectiveness of the Adviser's strategy in terms of stock selection.

The size of the premiums each Fund receives for writing options may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option writing activities.

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Each securities exchange on which options trade has established limitations governing the maximum number of puts and calls in each class (whether or not covered or secured) that may be written by a single investor, or group of investors, acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Funds and other clients advised by the Adviser may constitute such a group. These position limits may restrict the number of options the Funds may write on a particular security. An exchange may order the liquidation of positions found to be above such limits or impose other sanctions.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Option on Indexes. All of the Funds may purchase and write options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the stocks included in the index. Options on securities indexes are similar to options on securities. However, because options on securities indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple (the "Multiple") of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. A Fund may purchase put options on stock indexes to protect its portfolio against declines in value. A Fund may purchase call options, or write put options, on stock indexes to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on securities indexes also permits greater time for evaluation of investment alternatives. When Meridian believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on securities indexes may eliminate the need to sell less liquid securities and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce a net gain to a Fund. Any gain in the price of a call option a Fund has bought is likely to be offset by higher prices the Fund must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option a Fund has bought is likely to be offset by lower prices of stocks owned by the Fund.

When a Fund purchases a call on a securities index, the Fund pays a premium and has the right during the call period to require the seller of such a call, upon exercise of the call, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the call is based is above the exercise price of the call. This amount of cash is equal to the difference between the closing price of the index and the lesser exercise price of the call, in each case multiplied by the Multiple. When a Fund purchases a put on a securities index, the Fund pays a premium and has the right during the put period to


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require the seller of such a put, upon exercise of the put, to deliver to the
Fund an amount of cash if the closing level of the securities index upon which the put is based is below the exercise price of the put. This amount of cash is equal to the difference between the exercise price of the put and the lesser closing level of the securities index, in each case multiplied by the Multiple. Buying securities index options permits a Fund, if cash is deliverable to it during the option period, either to sell the option or to require delivery of the cash. If such cash is not so deliverable, and as a result the option is not exercised or sold, the option becomes worthless at its expiration date.

The value of a securities index option depends upon movements in the level of the securities index rather than the price of particular securities. Whether a Fund will realize a gain or a loss from its option activities depends upon movements in the level of securities prices generally or in an industry or market segment, rather than movements in the price of a particular security. Purchasing or writing call and put options on securities indexes involves the risk that Meridian may be incorrect in its expectations as to the extent of the various securities market movements or the time within which the options are based. To compensate for this imperfect correlation, a Fund may enter into options transactions in a greater dollar amount than the securities being hedged if the historical volatility of the prices of the securities being hedged is different from the historical volatility of the securities index.

Over-the-Counter ("OTC") Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. OTC options are guaranteed by the issuer of the option.

Futures Contracts. All of the Funds may purchase and sell futures contracts. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

The acquisition or sale of a futures contract could occur, for example, if a Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities.


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For example, if prices were expected to decrease, a Fund could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts would allow the Fund to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. If the fluctuations in the value of the equity index futures contracts used is similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities in the market.

The Funds also may purchase and sell interest rate futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper.

The purchase and sale of futures contracts entail risks. Although Meridian believes that use of such contracts could benefit the Funds, if Meridian's investment judgment were incorrect, a Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if a Fund hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increased instead, the Fund would lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund had insufficient cash, it might have to sell securities from its portfolio to meet margin requirements.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, the ability of investors to close out futures contracts through offsetting transactions could distort the normal price relationship between the cash and futures markets. Second, to the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced and prices in the futures markets distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends still may not result in a successful use of futures.

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The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Funds would not match exactly a Fund's current or potential investments. A Fund might buy or sell futures contracts based on underlying instruments with different characteristics from the securities in which it would typically invest, for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities which involves a risk that the futures position might not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions could also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund could buy or sell futures contracts with a greater or lesser value than the securities it wished to hedge or was considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this might not be successful in all cases. If price changes in a Fund's futures positions were poorly correlated with its other investments, its futures positions could fail to produce desired gains or result in losses that would not be offset by the gains in the Fund's other investments.

To the extent that a Fund enters into futures contracts, and options on futures contracts traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike price, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of that put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in options or futures contracts.

Unlike the situation in which a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract or when a Fund writes an option on a futures contract. Instead, a purchaser of a futures contract is required to deposit an amount of cash or qualifying securities with the FCM. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in


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the form of variation margin payments, a Fund may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, when, during the term of an interest rate futures contract purchased or a put option on an interest rate futures contract sold by a Fund, there was a general increase in interest rates, thereby making the Fund's position less valuable. At any time prior to the expiration of a futures contract or written option on a futures contract, the Fund may elect to close its position by taking an opposite position that will operate to terminate the Fund's position in the futures contract or option.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and options on futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract or an option on a futures contract were not liquid because of price fluctuation limits or otherwise, a Fund would not promptly be able to liquidate unfavorable futures or options positions and potentially could be required to continue to hold a futures or options position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures or options positions also could be impaired.

Options on Futures Contracts. All of the Funds may purchase and write put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price on or before a stated expiration date. Upon exercise of the option by the holder, a contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. If an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing sale or purchase transaction, subject to the availability of a liquid secondary market, which is the sale or purchase of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

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An option, whether based on a futures contract, or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members that have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers that have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, or over the time of such exercise.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Securities and Securities Indexes" above. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it could buy a call option (or write a put option) on a futures contract to hedge against a market advance.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund would be able to buy a put option (or write a call option) on a futures contract to hedge the Fund's portfolio against the risk of falling prices. The amount of risk a Fund would assume, if it bought an option on a futures contract, would be the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not fully be reflected in the value of the options bought.

Risk Factors of Investing in Futures and Options. The writing and purchase of options and the use of futures is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options and futures depends in part on the ability of the Adviser to predict future price fluctuations. All such practices entail risks and can be highly volatile. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the Funds may not achieve the desired benefits of options and futures or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options negotiated on over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a Fund as the possible loss of the entire premium paid for an option bought by a Fund, the inability of a Fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option, and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Funds will be able to use those instruments effectively for the purposes set forth above.

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Cover. Transactions using options and futures contracts ("Financial
Instruments"), other than purchased options, expose a Fund to an obligation to another party. Each Fund will not enter into any such transaction unless it owns either (1) an offsetting ("covered") position in securities, or other options, futures contract, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or the Fund's ability to meet redemption requests or other obligations.

SHORT SALES. The ICON Covered Call Fund, ICON Equity Income Fund and the ICON Long/Short Fund are the "Equity Funds." Each Equity Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. The use of short sales is a primary investment strategy of the ICON Long/Short Fund. The other Equity Funds are required to own or have the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position by purchasing the security; conversely, a Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

In short sale transactions, the Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased and the amount of any loss increased by the amount of compensation to the lender, dividends and expenses the Fund may be required to pay.

Until the Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in a Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

FOREIGN SECURITIES AND ADRS. The Funds may invest in foreign securities that are traded in the U.S. securities markets. The term "foreign securities" refers to securities of issuers, wherever organized, that, in Meridian's judgment, have their principal business activities outside of the United States. The determination of whether an issuer's principal business activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings.

ADRs -- American Depositary Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company.

Since ADRs mirror their underlying foreign securities, they generally have the same risks as investing directly in the underlying foreign securities, including the risk that material information about the issuer may not be disclosed in the U.S. and the risk that currency fluctuations may adversely affect the value of the ADR.

SECURITIES THAT ARE NOT READILY MARKETABLE. As discussed in the prospectuses, the Funds may invest up to 15% of the value of their net assets, measured at the time of investment, in investments that are not readily marketable. A security which is not "readily marketable" is generally considered to be a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it is valued.

Subject to the foregoing 15% limitation, the Funds may invest in restricted securities. "Restricted" securities generally include securities that are not registered under the Securities Act of 1933 (the "1933 Act") and are subject to legal or contractual restrictions upon resale. Restricted securities nevertheless may be "readily marketable" and can often be sold in privately negotiated transactions or in a registered public offering. There are an increasing number of securities being issued without registration under the 1933

Act for which a liquid secondary market exists among institutional investors such as the Funds. These securities are often called "Rule 144A" securities (see discussion below).

A Fund may not be able to dispose of a security that is not "readily marketable" at the time desired or at a reasonable price. In addition, in order to resell such a security, a Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing such securities, no Fund intends to engage in underwriting activities, except to the extent a Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities.

The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Rule 144A Securities. In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Funds may invest in Rule 144A securities that may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop that provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by one of the Funds could affect adversely the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at reasonable prices.

The Board has delegated to Meridian the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and whether such securities are not subject to the Funds' limitations on investing in securities that are not readily marketable. Under guidelines established by the Trustees, Meridian will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers). Meridian is required to monitor the readily marketable nature of each Rule 144A security on a basis no less frequently than quarterly. The Board monitors the determinations of Meridian's quarterly review.

WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued or delayed-delivery basis; i.e., the securities are purchased with settlement taking place at some point in the future beyond a customary settlement date. The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities are generally fixed at the time a Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund and, in the case of debt securities, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund will maintain liquid assets, such as cash, U.S. government securities or other liquid equity or debt securities, having an aggregate value equal to the purchase price, segregated on the records of either the custodian or a broker until payment is made. A Fund also will segregate assets in this manner in situations where additional installments of the original issue price are payable in the future.

BORROWING. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. Each Fund will attempt to minimize such fluctuations by not purchasing securities when borrowings are greater than 5% of the value of the Fund's total assets. Interest on borrowings will reduce a Fund's income. See "Investment Restrictions" above for each Fund's limitation on borrowing.

SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the Funds may acquire securities of other investment companies, subject to the limitations of the 1940 Act. Except as provided below, no Fund intends to purchase such securities during the coming year in excess of the following limitations: (a) no more than 3% of the voting securities of any one investment company may be owned in the aggregate by the Fund and all other ICON Funds, (b) no more than 5% of the value of the total assets of the Fund may be invested in any one investment company, and (c) no more than 10% of the value of the total assets of the Fund and all other ICON Funds may be invested in the securities of all such investment companies. Should a Fund purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees.

Securities of other investment companies that may be purchased by the Funds include Exchange Traded Funds ("ETFs"). ETFs are a type of index fund that trade like a common stock and represent a fixed portfolio of securities designed to track a particular market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their costs. All of the Funds may invest in ETFs, with the same percentage limitations as investments in other registered investment companies.

REPURCHASE AGREEMENTS. A repurchase agreement is a transaction under which a Fund acquires a security and simultaneously promises to sell that same security back to the seller at a higher price, usually within a seven-day period. The Funds may enter into repurchase agreements with banks or well-established securities dealers meeting criteria established by the Funds' Board. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement, and are held as collateral by an authorized custodian bank until the repurchase agreement is completed. All repurchase agreements entered into by the Funds are marked to market daily. In the event of default by the seller under a repurchase agreement, the Fund may experience difficulties in exercising its rights to the underlying security and may incur costs in connection with the disposition of that security.

Repurchase agreements maturing in more than seven days are considered illiquid and will be subject to each Fund's limitation with respect to illiquid securities. For a further explanation, see "Investment Strategies and Risks - Illiquid Securities."

None of the Funds has adopted any limits on the amounts of its total assets that may be invested in repurchase agreements that mature in less than seven days. Each of the Funds may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities that are not readily marketable, including repurchase agreements maturing in more than seven days.

SECURITIES LENDING. The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

Other Investments. Subject to prior disclosure to shareholders, the Board may, in the future, authorize the Funds to invest in securities other than those listed here and in the prospectuses, provided that such investment would be consistent with the respective Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES. The Trust's Board oversees all 19 ICON Funds, including the Funds described in this SAI. The business and affairs of the Trust are managed under the direction of the Board. The Trustees, and their ages, addresses and principal occupations are set forth below. Trustees have no official term of office and generally serve until they resign, or are not reelected.

Name and Age     Positions Held  Year       Principal            Other
                 with Trust      Joined     Occupation(s)        Directorships
                                 Board      During Past Five
                                            Years
Craig T.         Trustee         1996       President (1998 to       N/A
Callahan*                                   present) and Chief
Age: 51                                     Investment Officer
                                            (1991 to present)
                                            of Meridian
                                            Investment Management
                                            Corporation;
                                            President (1998 to
                                            present) and Vice
                                            President (1991 to
                                            1998) of Meridian
                                            Clearing Corporation;
                                            President
                                            (1998 to present),
                                            Chief Investment
                                            Officer (1994 to
                                            present) and
                                            Secretary/Treasurer
                                            (1994 to 1998)
                                            of Meridian Management
                                            & Research.

R. Michael       Trustee, Audit  1996       Senior Attorney for      N/A
Sentel           Committee                  U.S. Department of
Age: 54          Member                     Education (1996 to
                                            present); owner,
                                            Sentel & Company, a
                                            law firm (1994 to
                                            present).

Glen F. Bergert  Trustee, Audit  1999       President, Venture   Director,
Age: 51          Committee                  Capital Management   Herre Bros,
                 Member,                    LLC (1997 to         Inc., a
                 Valuation                  present); General    contracting
                 Committee                  Partner, SOGNO       company (1998
                 Member                     Partners LP, a       to present);

                                            venture capital      Director,
                                            company (2001 to     Delta Dental
                                            present); General    of
                                            Partner, KPMG Peat   Pennsylvania,
                                            Marwick, LLP (1979   an insurance
                                            to 1997).            company (1998
                                                                 to 2002);
                                                                 Director, DDP
                                                                 Inc., an
                                                                 insurance
                                                                 company (1998
                                                                 to 2002);
                                                                 Director,
                                                                 Delta
                                                                 Reinsurance
                                                                 Corporation
                                                                 (2000 to 2002).

* Mr. Callahan, as the owner of the parent company of Meridian and Meridian Clearing Corporation, is an interested person of the Trust as defined by the Investment Company Act of 1940.

Committees

The committees of the Board are the Audit Committee and the Valuation Committee. The Trust also has a Committee on Trustees, composed of all of the independent Trustees, which serves as a nominating committee. For at least as long as the plan of distribution pursuant to Rule 12b-1 under the 1940 Act of the Funds remains in effect, the selection and nomination of the Trust's independent Trustees will be a matter left to the discretion of such independent Trustees. Meridian may, however, suggest independent trustee candidates if the Trust's independent Trustees invite such suggestions. Meridian may also provide administrative assistance in the selection and nomination process. If a vacancy on the Board does occur, the Committee on Trustees would consider nominees recommended by Fund shareholders. Shareholders desiring to recommend a nominee should send a written recommendation, together with the nominee's resume, to:
ICON Funds, 5299 DTC Blvd. Suite 1200, Greenwood Village, Colorado 80111.

The Audit Committee meets periodically with the Trust's independent accountants. This Committee, which met two times in 2001, reviews the accounting principles being applied by the Trust in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the Trust's independent accountants, and other matters. The Valuation Committee is responsible for determining the methods used to value Fund securities for which market quotations are not readily available, subject to the approval of the Board. While the Valuation Committee did not hold an in-person meeting during 2001, its members acted on various valuation matters by written consent.

Beneficial Ownership of Securities
The following table gives the dollar range of shares of each Fund, as well as the aggregate dollar range of all Funds advised by Meridian, owned by each Trustee as of December 31, 2001:

Name of Trustee             Dollar Range of Equity     Aggregate Dollar Range
                            Securities in the Funds    of Equity Securities in
                                                       all Registered
                                                       Investment Companies
                                                       Overseen by Trustee in
                                                       Family of Investment
                                                       Companies
Craig T. Callahan           N/A                        $10,001 -$50,000
R. Michael Sentel           N/A                        None
Glen F. Bergert             N/A                        $10,001 -$50,000

Trustee Compensation

The following table sets forth, for the fiscal year ended September 30, 2001 the compensation paid by the Trust's Trustees for services rendered. The Trust has no plan or other arrangement pursuant to which any of the Trustees receive pension or retirement benefits. Therefore, none of the Trustees has estimated annual benefits to be paid by the Trust upon retirement.

Compensation Table

Trustee Name                             Total Compensation from the Trust

Craig T. Callahan                        $0
R. Michael Sentel                        $10,000
Glen F. Bergert                          $10,000
James W. Hire*                           $10,000
                                         -------

TOTAL                                    $30,000

* Mr. Hire resigned from the Trust's Board effective as of June 18, 2002.

TRUST OFFICERS. The Board of Trustees elects the Officers of the Trust to supervise actively its day-to-day operations. The Officers of the Trust, all of whom are officers and employees of the Adviser, are responsible for the day-to-day administration of the Trust and the Funds. The Officers of the Trust receive no direct compensation from the Trust or the Funds for their services as Officers.

The Officers of the Trust, their ages, positions with the Trust, length of time served, and their principal occupations for the last five years appear below. Trust Officers are elected annually by the Board and continue to hold office until they resign or are removed, or until their successors are elected.

--------------------------------------------------------------------------------
Name  and Age               Position Held with Fund    Principal Occupation
                            and Length of Time Served  During Past Five Years

--------------------------------------------------------------------------------
Craig T. Callahan           President of the Trust     President (1998 to
Age:  51                    since its inception in     present) and Chief
                            1996.                      Investment Officer (1991
                                                       to present) of Meridian
                                                       Investment Management
                                                       Corporation; President
                                                       (1998 to present) and
                                                       Vice President (1991 to
                                                       1998) of Meridian
                                                       Clearing Corporation;
                                                       President (1998 to
                                                       present), Chief
                                                       Investment Officer (1994
                                                       to present) and
                                                       Secretary/Treasurer
                                                       (1994 to 1998) of
                                                       Meridian Management &
                                                       Research.

--------------------------------------------------------------------------------
Erik L. Jonson              Vice President and Chief   Chief Financial Officer
Age:  52                    Financial Officer of the   (1996 to present) and
                            Trust since its inception  Vice
                            in 1996.                   President/Secretary,
                                                       Meridian Investment
                                                       Management Corporation
                                                       (1998 to Present); Chief
                                                       Financial Officer and
                                                       Secretary, Meridian
                                                       Management & Research
                                                       Corporation (1996 to
                                                       present);
                                                       Secretary/Treasurer,
                                                       Meridian Clearing
                                                       Corporation (1998 to
                                                       present).
--------------------------------------------------------------------------------
Andra C. Ozols              Vice President and         Vice President and
Age:  41                    Secretary of the Trust     General Counsel,
                            since March 2002.          Meridian Investment
                                                       Management Corporation

                                                       (March 2002 to present
                                                       and January 1998 to
                                                       October 1998); Vice
                                                       President (1999 to 2002)
                                                       and Assistant General
                                                       Counsel (October 1998 to
                                                       February 2002), Founder
                                                       Asset Management LLC;
                                                       Branch Chief (1993 to
                                                       1995) and Enforcement
                                                       Attorney (1990 to 1995
                                                       and 1996 to 1998) U.S.
                                                       Securities and Exchange
                                                       Commission.
--------------------------------------------------------------------------------

None of the Trustees, other than Dr. Callahan, owned securities of Meridian, Meridian Clearing Corporation or their affiliates as of May 31, 2002.

As of June 10, 2002, the Trust's Trustees and Officers as a group owned less than 1% of the outstanding shares of each Fund.

The Trust's  Trustees and  Officers  may be  contacted at the Funds'  address:
5299 DTC Blvd. Suite 1200, Greenwood Village, Colorado  80111.

       THE INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER. The Trust retains Meridian Investment Management Corporation, 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111 to manage each Fund's investments. Meridian is a wholly owned subsidiary of Meridian Management & Research Corporation ("MM&R"). Prior to January 2, 1999, Michael J. Hart and Dr. Craig T. Callahan each owned 50% of MM&R. In January 1999, Mr. Hart resigned and redeemed his shares of MM&R. As a result, Dr. Callahan became the sole owner of MM&R. He may be deemed to control Meridian due to his ownership of MM&R shares and his position as an officer and director of Meridian.

As shown in the table above, Mr. Jonson and Ms. Ozols hold positions with Meridian, its affiliates, and/or the Funds, but have no ownership positions with Meridian or its affiliates.

As compensation for its management services, the Funds are obligated to pay Meridian a management fee computed and accrued daily and paid monthly at an annual rate as follows:

ICON Bond Fund                            0.60%
ICON Covered Call Fund                    0.75%
ICON Equity Income Fund                   0.75%
ICON Long/Short Fund                      0.85%

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

Expense Limitation Agreement

Meridian has entered into an expense limitation agreement with the Funds, pursuant to which it has agreed to waive or limit the Funds' fees. In connection with this agreement and certain U.S. tax requirements, Meridian will assume other expenses so that total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of each Fund's business:

Fund                        Class C                    Class I

ICON Bond Fund              1.90%                      1.30%
ICON Covered Call Fund      2.20%                      1.45%
ICON Equity Income Fund     2.20%                      1.45%
ICON Long/Short Fund        2.30%                      1.55%

Each Fund will at a later date reimburse Meridian for management fees waived and other expenses assumed by Meridian during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the existing expense limitations. Meridian will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement. The expense limitations will continue until October 1, 2003. Thereafter, the agreement will automatically renew for one-year terms unless Meridian provides written notice of termination of the agreement to the Board at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon the termination of the Investment Advisory Agreement, or it may be terminated by a Fund, without payment of any penalty, upon 90 days' prior written notice to Meridian.

The Funds pay all of their expenses not assumed by Meridian, including fees and expenses of the Board, compensation of the Trust's custodian, transfer agent, an allocated portion of premiums for insurance required or permitted to be maintained under the 1940 Act, expenses of computing the Funds' daily per share net asset value, legal and accounting expenses, brokerage commissions and other transaction costs, interest, all federal, state and local taxes, fees payable under federal and state law to register or qualify the Funds' shares for sale, an allocated portion of fees and expenses incurred in connection with membership in investment company organizations and trade associations, preparation of prospectuses (including typesetting) and printing and distribution of the prospectuses to existing shareholders; expenses of shareholder and trustee meetings, and of preparing, printing and distribution of reports to shareholders. The Trust also has the obligation for expenses, if any, incurred by it in connection with litigation, proceedings or claims, and the legal obligation it may have to indemnify its officers and directors with respect thereto.

Investment Advisory Agreement. The Board of Trustees voted (including a majority of the "disinterested Trustees") to approve an Advisory Agreement between

Meridian and the Trust related to the Funds on May 14, 2002 for a term beginning September 30, 2002. The Advisory Agreement was approved by shareholders on September 29, 2002. The Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each Fund, as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or (ii) by the Board of Trustees of the Trust, and/or by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Meridian retains the right to use the name "ICON" in connection with another investment company or business enterprise with which Meridian is or may become associated. The Trust's right to use the name "ICON" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Meridian on ninety days written notice.

ADMINISTRATIVE SERVICES. Under a separate written agreement, Meridian (as "Administrator") provides day-to-day administrative services to the Trust. The Administrator provides the Trust with office space, facilities and simple business equipment, and generally administers the Trust's business affairs and provides the services of executive and clerical personnel for administering the affairs of the Trust. Meridian compensates all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates. From October 1996 until April 1, 1998, the Trust had retained an administrator other than Meridian. In April 1998, the Funds entered into a Co-Administration Agreement with Meridian and the prior administrator. As of March 1, 1999, the Trust has retained Meridian as the Administrator. Below is a table which shows the administration fees paid by all of the ICON Funds from the Trust's inception.

Administrative Fee Paid to Prior Co-Administrator 10-1-98        $ 30,135
through
2-28-99

Administrative Fee Paid to Meridian as Co-Administrator and      $141,461
Administrator 10-1-98 through 9-30-99

Administrative Fee Paid to Meridian as Administrator 10-1-99     $180,149
through 9-30-00

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

Administrative Fee Paid to Meridian as Administrator 10-1-00     $266,982
through 9-30-01

DISTRIBUTOR. Meridian Clearing Corporation ("MCC"), 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111, an affiliate of the Adviser, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered on a continuous basis.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the "12b-1 Plan") for the two classes of Fund shares - Class C and Class I. Pursuant to the 12b-1 Plan, each Fund pays for distribution and related services at an annual rate that may not exceed 1.00% of the average daily net assets of Class C shares of a Fund and 0.25% of the average daily net assets of Class I shares of a Fund. These fees may be used to pay directly, or to reimburse MCC for paying expenses in connection with the distribution of the Funds' shares are related activities including: preparation, printing and mailing of prospectuses, reports to shareholders (such as semiannual and annual reports, performance reports and newsletters), sales literature and other promotional materials to prospective investors; direct mail solicitations; advertising; public relations; compensation of sales personnel, brokers, financial planners or other for their assistance with respect to the distribution of the Funds' shares; providing payments to any financial intermediary for shareholder support, administrative, and accounting services; and such other expenses as may be approved from time to time by the Trust's Board of Trustees and as may be permitted by applicable statute, rule or regulation. The Rule 12b-1 plan adopted by the Trust compensates the Distributor regardless of expenses incurred by the Distributor.

CUSTODIAN. U.S. Bancorp (formerly Firstar Bank), Milwaukee, Post Office Box 701, Milwaukee, Wisconsin 53201, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

TRANSFER AGENT. U.S. Bancorp Mutual Fund Services (formerly Firstar Mutual Fund Services, LLC), Post Office Box 701, Milwaukee, Wisconsin 53201, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions.

INDEPENDENT ACCOUNTANTS AND COUNSEL. PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, has been selected as independent accountants for the Trust for the fiscal year ending September 30, 2002. Charles W. Lutter, Jr., 103 Canyon Oaks, San Antonio, Texas 78232, is independent legal counsel to the Trust.

                        PURCHASE AND REDEMPTION OF SHARES

The Funds offer two classes of shares: Class C and Class I. When purchasing Fund shares, you must specify which Class is being purchased. There is no sales charge on the purchase of Fund shares and the public offering price for Class C and Class I shares is the net asset value per share of that Class. Class C shares have a 1.00% 12b-1 fee and Class I shares have a 0.25% 12b-1 fee. Shares may be purchased by contacting the Transfer Agent at 1-800-764-0442 or by completing the application enclosed with the prospectuses. Shares of any Fund may be purchased at the net asset value per share next determined after receipt of the purchase order. Investors may invest any amount as often as they wish;

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however, the minimum investment in any one Fund is $1,000. Subject to the minimum investment amount, shares may also be purchased by exchange.
It is possible that in the future conditions may exist which would, in the opinion of the Funds' Adviser, make it undesirable for the Funds to pay for redeemed shares in cash. In such cases, the Adviser may authorize payment to be made in portfolio securities or other property of the Funds. However, the Company is obligated under the 1940 Act to redeem for cash all shares of the Funds presented for redemption by any one shareholder having a value up to $250,000 (or 1% of a Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the Adviser based on what is in the best interests of the Funds and its shareholders, and are valued at the value assigned to them in computing the respective Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.

Other procedures for purchasing, selling (redeeming) and exchanging shares of the Funds are described in the prospectuses.

POLICY REGARDING MARKET TIMING ACTIVITIES. The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders. Accordingly, if a Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds or other funds in the ICON family of funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Funds' policy on excessive

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trading applies to investors who invest in a Fund directly or through financial intermediaries.

During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                 PORTFOLIO TRANSACTIONS--BROKERAGE ALLOCATION

It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution of orders at the most favorable prices. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for the Fund in the future, and the financial strength and stability of the broker.

Because selection of executing brokers is not based solely on net commissions, a Fund may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. While it is not practicable for the Adviser solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers.

Subject to the policy of seeking the best execution of orders at the most favorable prices, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements, and may involve the payment of commission rates that are higher than the lowest available commission rates. Commissions available for soft dollar arrangements include those on agency transactions as well as markups, markdowns, commission equivalents and other fees paid to dealers on certain principal transactions. As used in this section, the term "broker" includes such a dealer, and the term "brokerage" or "brokerage services" includes the services provided by such a dealer. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

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

The types of research services and products provided include, without limitation:

o     earnings information and estimates
o     reports of issuer regulatory filings
o     performance measurement systems
o     stock quote systems
o     trading systems
o     trading measurement services
o     data feeds from stock exchanges
o     computer and electronic access equipment
o     software programs

Some of the research products or services received by Meridian may have both a research function and a non-research administrative function (a "mixed use"). If Meridian determines that any research product or service has a mixed use, Meridian will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that Meridian determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by Meridian in hard dollars. Any such allocation may create a conflict of interest for Meridian.

Meridian generally considers the execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. The amount of brokerage given to a particular brokerage firm is not made pursuant to any agreement or commitment with any of the selected firms that would bind Meridian to compensate the selected brokerage firm for research provided.

Meridian may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to Meridian in providing investment advice to any of the clients it advises. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of shares of the Funds may also be considered as a factor in the selection of brokerage firms to execute Fund portfolio transactions.

A Fund and one or more of the other Funds or clients to which Meridian serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for a Fund and other Funds or clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds and clients in a manner deemed equitable to all by the investment adviser. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Fund. However, the ability of the Fund

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

to participate in volume transactions may possibly produce better executions for the Fund in some cases.

Decisions relating to purchases and sales of securities for a Fund, selection of broker-dealers to execute transactions, and negotiation of commission rates are made by Meridian, subject to the general supervision of the Board.

                                   TAX STATUS

TAXATION OF THE FUNDS - IN GENERAL. As stated in the prospectuses, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Generally, a Fund will not be subject to federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year. The Funds intend to distribute substantially all of such income.

To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUNDS' INVESTMENTS. The Funds' ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Funds' income for purposes of the 90% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and time rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to

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

shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. To the extent that a Fund's net investment income does not arise from dividends on domestic common or preferred stock, the Fund's distributions will not qualify for the 70% corporate dividends-received deduction.

Distributions by a Fund will result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing a Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

OTHER TAX CONSIDERATIONS. Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by a Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.

If a Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" for U.S. Federal income tax purposes, and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" it receives from the foreign corporation or any gain it derives from the disposition of those shares, even if that income is distributed as a taxable dividend by the Fund to its U.S. shareholders. The Fund may also be subject to additional tax in the nature of an interest charge with respect to deferred taxes arising from those distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a "passive foreign investment company" will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund owns shares in a "passive foreign investment company" and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not

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

distributed to the Fund. This type of income would be subject to the distribution requirements described above even if the Fund did not receive any income to distribute.

Forward currency contracts and certain options entered into by the Funds may create "straddles" for U.S. Federal income tax purposes and this may affect the character of gains or losses realized by the Funds on forward currency contracts or on the underlying securities and cause losses to be deferred. Transactions in forward currency contracts may also result in the loss of the holding period of underlying securities. The Funds may also be required to "mark-to-market" certain positions in its portfolio (i.e., treat them as if they were sold at year end). This could cause the Funds to recognize income without having the cash to meet the distribution requirements.

                                PERFORMANCE DATA

UNDERSTANDING PERFORMANCE INFORMATION. This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports, advertisements, promotional materials, and the media. Each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other indices. Past performance is not representative of future performance.

Total Return tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price, and assumes that all dividends and capital gains (if any) paid during the period were re-invested in additional shares.

Cumulative Total Return is the actual return of an investment for a specific time period. A cumulative return does not reflect how much the value of the investment may have fluctuated during the period.

Average Annual Return is hypothetical and should not be confused with actual yearly results. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the fund's performance had been constant over the entire period.

Total Return. A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

      P(1+T)^n = ERV

where       P =   a hypothetical initial payment of $1,000,

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

            T =   average total return,

            n =   number of years, and

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-5, 10-year periods (or fractional portion).

The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by a Fund are reinvested at the price stated in the prospectuses on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

A Fund's investment performance will vary depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the fund's performance to those of other investment companies or investment vehicles. The risks associated with the fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

Yield. A Fund may also advertise performance in terms of a 30 day yield quotation. The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

          YIELD = 2[(1 + a-b)^6 - 1]
                     ---
                     cd

where       a =   dividends and interest earned during the period,

            b =   expenses accrued for the period (net of  reimbursements),

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

            d = the maximum offering price per share on the last day of the period.

Non-Standardized Total Return. A Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the fund's operations. In addition, the fund may provide non-standardized total return results for differing periods, such as for the most recent six months. Such non-standardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

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                  ADDITIONAL INFORMATION REGARDING THE FUNDS

The assets received by the Trust from the issue or sale of shares of each of the Funds, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of each of the Funds represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each Fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

The Trustees have exclusive power, without the requirement of shareholder approval, to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any portfolio into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine, and may establish and designate the specific classes of shares of each portfolio. Before establishing a new class of shares in an existing portfolio, the Trustees must determine that the establishment and designation of separate classes would not adversely affect the rights of the holders of the initial or previously established and designated class or classes.

Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. In addition, after the Trustees were initially elected by the shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual Fund, a separate vote of that Fund would be required. Shareholders of any Fund are not entitled to vote on any matter which does not affect their Fund but which requires a separate vote of another Fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

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

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights. Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. All shares when so issued in accordance with the terms of the Master Trust Agreement, the prospectuses, and this Statement of Additional Information shall be fully paid and non-assessable.

                                 CODE OF ETHICS

The Funds, Meridian, and Meridian Clearing Corporation have adopted a Code of Ethics under rule 17j-1 of the Investment Company Act of 1940 (the "Code"). The Code permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or the Adviser's other clients. The Code requires pre-clearance of personal securities transactions and imposes restrictions and reporting requirements upon such transactions.

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                                    APPENDIX

Ratings of Corporate Bonds

      Guidelines for Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"), ratings are described below. For corporate bonds, a security must be rated in the appropriate category by one or more of these agencies to be considered a suitable investment.

      The four highest ratings of Moody's and S&P for corporate bonds are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

Moody's. The characteristics of these debt obligations rated by Moody's are generally as follows:

      Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

      A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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

      B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's. The characteristics of these debt obligations rated by S&P are generally as follows:

      AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, and economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Ratings of Preferred Stock

Moody's. The characteristics of these securities rated by Moody's are generally as follows:

      "aaa" -- An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

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      "aa" -- An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

      "a" -- An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      "baa" -- An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      "ba" -- An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      "b" -- An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

      Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's. The characteristics of these securities rated by S&P are generally as follows:

      AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

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

      BB, B -- Preferred stocks rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




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
PART C.     OTHER INFORMATION

ITEM 23.   EXHIBITS

(a) (1) Master Trust Agreement dated September 19, 1996, is incorporated by reference from Registrant's Initial Registration Statement on Form N-1A filed with the Commission on October 28, 1996 (the "Initial Registration Statement").

     (2) Amendment No. 1 to Master Trust Agreement dated October 24, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

     (3) Amendment No. 2 to the Master Trust Agreement dated December 18, 1996 is incorporated by reference from Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 19, 1996 ("Pre-effective Amendment").

     (4) Amendment No. 3 to the Master Trust Agreement dated February 18, 1999 is incorporated by reference from Post-Effective Amendment No. 7 to Registrant's Registration Statement filed January 20, 2000.

     (5) Amendment No. 4 to the Master Trust Agreement dated June 28, 2000 is incorporated by reference from Post-Effective Amendment No. 8 to Registrant's Registration Statement filed September 25, 2000.

     (6) Amendment No. 5 to the Master Trust Agreement dated August 16, 2000 is incorporated by reference from Post-Effective Amendment No. 9 to Registrant's Registration Statement filed November 30, 2000.

     (7) Amendment No. 6 to the Master Trust Agreement dated February 13, 2001 is incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Registration Statement filed November 30, 2001.

     (8) Amendment No. 7 to the Master Trust Agreement dated August 1, 2001 is incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Registration Statement filed November 30, 2001.

    (9) Amendment No. 8 to the Master Trust Agreement dated May 14, 2002 is filed as Exhibit (a)(9).


(b) By-Laws dated October 9, 1996, are incorporated by reference from Registrant's Initial Registration Statement.

(c) Relevant parts, including Article V of the Master Trust Agreement dated September 19, 1996 are incorporated by reference from Registrant's Initial Registration Statement. Other instruments defining rights of security holders - Not applicable.

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

(d) Advisory Agreement between Registrant and Meridian Investment Management Corporation dated October 9, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

     (1) Investment Advisory Agreement between Registrant and Meridian Investment Management Corporation dated July 9, 2002 is filed herewith as Exhibit (d).

(e) Distribution Agreement among Registrant, Meridian Investment Management Corporation, and Meridian Clearing Corporation dated December 1, 1999 is incorporated by reference from Post-Effective amendment No. 7 to Registrant's Registration Statement filed January 20, 2000.

     (1) Amendment to Schedule A dated July 9, 2002 to the Distribution Agreement for the ICON Funds is filed herein as Exhibit (e)(1).

(f)  Bonus or profit sharing contracts - Not applicable

(g) (1) Custodian Agreement between Registrant and Firstar Trust Company dated October 9, 1996, including Global Custody arrangement with Chase Manhattan Bank effective October 9, 1996 are incorporated by reference from Registrant's Initial Registration Statement.

     (2) Amendment to Custodian Agreement dated January 4, 2001 is filed herewith as Exhibit (g)(2).

     (3) Amendment to Custodian Agreement dated January 1, 2002 is filed herewith as Exhibit (g)(3).

     (4) Amendment to Custodian Agreement dated July 9, 2002 is filed herewith as Exhibit (g)(4).

     (5) May 2, 2001 Amendment to Global Custody Agreement with J.P. Morgan Chase is incorporated by reference from Post-Effective Amendment No. 12 to the Registrant's Registration Statement filed January 29, 2002.

(h) (1) Administrative Services Agreement between Registrant and Meridian Investment Management Corporation dated March 1, 1999 is incorporated by reference from Post-Effective Amendment No. 7 to Registrant's Registration Statement filed January 20, 2000.

     (2) Transfer Agent Agreement between Registrant and Firstar Trust Company dated October 9, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

         (a) Amendment to Transfer Agent Agreement dated January 4, 2001 is filed herewith as Exhibit (h)(2)(a).

         (b) Amendment to Transfer Agent Agreement dated January 1, 2002 is filed herewith as Exhibit (h)(2)(b).

         (c) Amendment to Transfer Agent Agreement dated July 9, 2002 is filed herewith as Exhibit (h)(2)(c).

     (3) Fund Accounting Servicing Agreement between Registrant and Firstar Trust Company dated October 9, 1996 is incorporated by reference from Registrant's Initial Registration Statement.

         (a) Amendment to Fund Accounting Servicing Agreement dated January 4, 2001 is filed herewith as Exhibit (h)(3)(a).

         (b) Amendment to Fund Accounting Servicing Agreement January 1, 2002 is filed herewith as Exhibit (h)(3)(b).

         (c) Amendment to Fund Accounting Servicing Agreement dated July 9, 2002 is filed herewith as Exhibit (h)(3)(c).

     (4) Fulfillment Servicing Agreement between Registrant and Firstar Mutual Fund Services LLC dated November 10, 1998 is filed herewith as Exhibit
         (h)(4).

         (a) Amendment to Fulfillment Servicing Agreement dated January 4, 2001 is filed herewith as Exhibit (h)(4)(a).

         (b) Amendment to Fulfillment Servicing Agreement dated February 7, 2001 is filed herewith as Exhibit (h)(4)(b).

         (c) Amendment to Fulfillment Servicing Agreement January 1, 2002 is filed herewith as Exhibit (h)(4)(c).

         (d) Amendment to Fulfillment Servicing Agreement dated July 9, 2002 is filed herewith as Exhibit (h)(4)(d).

     (5) Expense Limitation Agreement between Registrant and Meridian Investment Management Corporation dated July 9, 2002 is filed herewith as Exhibit
         (h)(5).

(i) Opinion and Consent of Kirkpatrick & Lockhart is filed herewith as Exhibit (i).

(j) (1) Consent of PricewaterhouseCoopers LLP, is filed herewith as Exhibit (j)(1).

     (2) Power of Attorney for Trustees and Officers dated November 20, 2000 is incorporated by reference from Post-Effective amendment No. 9 to Registrant's Registration Statement filed November 30, 2000.

(k)   Omitted financial statements - Not applicable.

(l) Copy of Letter of Initial Stockholder is incorporated by reference to the Pre-effective Amendment.

(m) Amended and Restated Rule 12b-1 Plan dated July 9, 2002 is filed herewith as Exhibit (m).

(n) Amended and Restated Rule 18f-3 Plan dated July 9, 2002 is filed herewith as Exhibit (n).

(p) Code of Ethics effective January 17, 2002 for ICON Funds, the Advisor and related entities is filed herewith as Exhibit (p).

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Administrative Services", "The Investment Advisor" and "Distributor".

ITEM 25.   INDEMNIFICATION

Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Registrant's investment adviser, administrator and distributor is incorporated by reference to the Prospectus and SAI contained in Part A and Part B of this Registration Statement at the sections entitled "The Funds' Investment Manager " in the Prospectus, and "The Investment Adviser", "Distributor and Other Service Providers" in the SAI.

ITEM 27.  PRINCIPAL UNDERWRITERS

Meridian Clearing Corporation is the Registrant's principal underwriter. It is not an underwriter for any other investment company.

Craig T. Callahan, 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111 owns 100% of Meridian Management and Research Corporation (MM+R). MM+R owns 100% of the Adviser. Dr. Callahan is the President and Chief Investment Officer of the Adviser. Dr. Callahan is a Trustee, Officer and President of the Funds.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 5299 DTC Boulevard Suite 1200, Greenwood Village, CO 80111 and/or by the Registrant's Custodian, transfer and shareholder service agent, US Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29.   MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

None.

ITEM 30.   UNDERTAKINGS

Not Applicable.

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


                       INDEX to EXHIBITS ITEM DESCRIPTION


EXHIBIT        DESCRIPTION

   (a)(9)      Amendment  No. 8 to the Master  Trust  Agreement  dated May
               14, 2002.

   (d)(1)      Investment   Advisory   Agreement  between  Registrant  and
               Meridian  Investment  Management  Corporation dated July 9,
               2002.

   (e)(1)      Amendment   to  Schedule  A  dated  July  9,  2002  to  the
               Distribution Agreement for the ICON Funds.

   (g)(2)      Amendment to Custodian Agreement dated January 4, 2001.

   (g)(3)      Amendment to Custodian Agreement dated January 1, 2002.

   (g)(4)      Amendment to Custodian Agreement dated July 9, 2002.

   (h)(2)(a)   Amendment  to Transfer  Agent  Agreement  dated  January 4,
               2001.

   (h)(2)(b)   Amendment  to Transfer  Agent  Agreement  dated  January 1,
               2002.

   (h)(2)(c)   Amendment to Transfer Agent Agreement dated July 9, 2002.

   (h)(3)(a) Amendment to Fund Accounting Servicing Agreement dated January 4, 2001.

   (h)(3)(b) Amendment to Fund Accounting Servicing Agreement dated January 1, 2002.

   (h)(3)(c)   Amendment  to Fund  Accounting  Servicing  Agreement  dated
               July 9, 2002.

   (h)(4) Fulfillment Servicing Agreement between Registrant and Firstar Mutual Fund Services LLC dated November 10, 1998.

   (h)(4)(a)   Amendment  to   Fulfillment   Servicing   Agreement   dated
               January 4, 2001.

   (h)(4)(b)   Amendment  to   Fulfillment   Servicing   Agreement   dated
               February 7, 2001.

   (h)(4)(c)   Amendment  to   Fulfillment   Servicing   Agreement   dated
               January 1, 2002.

   (h)(4)(d) Amendment to Schedule A dated July 9, 2002 to Fulfillment Servicing Agreement.

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

   (h)(5)      Expense Limitation Agreement dated July 9, 2002.

   (i)         Opinion and Consent of Kirkpatrick & Lockhart.

   (j)(1)      Consent of Independent Accountants dated July 10, 2002.

   (m)         Amended and Restated Rule 12b-1 Plan dated July 9, 2002.

   (n)         Amended and Restated Rule 18f-3 Plan dated July 9, 2002.

   (p) Code of Ethics effective January 1, 2002 for the ICON Funds, the Adviser and related entities.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement (File No. 333-14927) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwood Village, State of Colorado, on the 11th day of July, 2002.

Attest:                                   ICON FUNDS


/s/ Andra C. Ozols                        By:  /s/ Craig T. Callahan
------------------------------------           --------------------------------
Andra C. Ozols                          President
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                TITLE                         DATE

/s/ Craig T. Callahan     President and Trustee         July 11, 2002
--------------------------                              -------------


/s/ R. Michael Sentel*    Trustee                       July 11, 2002
--------------------------                              -------------


/s/ Glen F. Bergert*      Trustee                       July 11, 2002
--------------------------                              -------------


/s/ Erik L. Jonson        Vice President, Chief         July 11, 2002
--------------------------                              -------------
                          Accounting Officer and Chief
                          Financial Officer

/s/ Andra C. Ozols        Vice President and Secretary  July 11, 2002
--------------------------                              -------------


By:  /s/ Erik L. Jonson
    Erik L. Jonson
    Attorney-in-Fact*

*Original Powers of Attorney authorizing Erik L. Jonson and Charles W. Lutter, and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant were filed on November 30, 2000 with Post-Effective Amendment No. 9.



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